Schedule of Investments (unaudited)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.4%
ANZ Group Holdings Ltd.	759,122	$18,182,263
APA Group	327,331	1,965,928
Aristocrat Leisure Ltd.	149,441	6,183,140
ASX Ltd.	52,419	1,934,098
BHP Group Ltd.	1,293,391	36,872,244
BlueScope Steel Ltd.	114,693	1,715,938
Brambles Ltd.	364,381	5,921,033
CAR Group Ltd.	96,803	2,260,294
Cochlear Ltd.	18,273	3,430,569
Coles Group Ltd.	332,822	4,800,143
Commonwealth Bank of Australia	425,009	47,688,132
Computershare Ltd.	135,405	3,234,766
CSL Ltd.	122,677	14,296,324
Evolution Mining Ltd.	510,132	3,609,982
Fortescue Ltd.	437,453	6,083,759
Goodman Group	517,420	11,159,805
Insurance Australia Group Ltd.	623,708	3,206,382
James Hardie Industries PLC(a)	146,057	3,076,068
Lottery Corp. Ltd. (The)	578,738	2,081,730
Macquarie Group Ltd.	91,793	13,092,854
Medibank Pvt Ltd.	795,730	2,539,564
National Australia Bank Ltd.	779,779	22,231,542
Northern Star Resources Ltd.	334,351	5,391,354
Origin Energy Ltd.	435,331	3,488,664
Pro Medicus Ltd.(b)	16,266	2,792,952
Qantas Airways Ltd.	240,341	1,601,185
QBE Insurance Group Ltd.	385,163	4,997,326
REA Group Ltd.	12,331	1,718,164
Rio Tinto Ltd.	87,120	7,564,303
Santos Ltd.	847,908	3,501,974
Scentre Group	1,321,697	3,520,781
SGH Ltd.	50,523	1,600,842
Sigma Healthcare Ltd.(b)	1,156,908	2,352,068
Sonic Healthcare Ltd.	112,322	1,554,604
South32 Ltd.	1,227,636	2,538,857
Stockland	649,981	2,687,268
Suncorp Group Ltd.	268,254	3,443,550
Telstra Group Ltd.	1,046,296	3,342,744
Transurban Group	797,378	7,544,544
Vicinity Ltd.	1,063,919	1,757,666
Washington H Soul Pattinson & Co. Ltd.	79,091	1,943,366
Wesfarmers Ltd.	291,355	15,991,297
Westpac Banking Corp.	873,626	22,106,638
WiseTech Global Ltd.	52,152	2,352,158
Woodside Energy Group Ltd.	483,164	7,829,889
Woolworths Group Ltd.	303,671	5,641,902
Xero Ltd.(a)	42,215	3,993,758
		336,824,412
Austria — 0.1%
Erste Group Bank AG	82,002	8,494,494
OMV AG	38,477	2,106,466
Verbund AG	18,680	1,441,726
		12,042,686
Belgium — 0.2%
Ageas SA	45,121	2,986,089
Anheuser-Busch InBev SA	253,327	15,447,171
Argenx SE(a)	15,629	12,791,822
D'ieteren Group	5,835	1,065,895
Elia Group SA, Class B	12,952	1,561,083
Groupe Bruxelles Lambert NV	21,723	1,909,246
Security	Shares	Value
Belgium (continued)
KBC Group NV	59,139	$7,114,978
Lotus Bakeries NV	111	968,437
Sofina SA	3,672	1,009,266
Syensqo SA(b)	16,435	1,356,648
UCB SA	32,038	8,238,314
		54,448,949
Brazil — 0.3%
Ambev SA	1,132,756	2,676,108
B3 SA - Brasil Bolsa Balcao	1,488,856	3,503,549
Banco Bradesco SA	239,546	688,812
Banco BTG Pactual SA	330,675	3,000,688
Banco do Brasil SA	414,175	1,685,970
BB Seguridade Participacoes SA	187,167	1,142,843
Centrais Eletricas Brasileiras SA	369,281	3,824,634
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	111,152	2,723,663
Embraer SA	208,933	3,378,299
Energisa SA	20,142	194,046
Eneva SA(a)	196,212	667,783
Engie Brasil Energia SA	54,547	405,558
Equatorial Energia SA	352,741	2,402,988
JBS NV, Class A(a)	103,702	1,369,903
Klabin SA	222,747	746,913
Localiza Rent a Car SA	227,538	1,668,064
MBRF Global Foods Co. SA	90,960	302,133
Motiva Infraestrutura de Mobilidade SA	350,006	1,033,113
NU Holdings Ltd./Cayman Islands, Class A(a)	873,078	14,065,287
Petroleo Brasileiro SA - Petrobras	888,511	5,203,948
PRIO SA(a)	170,601	1,142,530
Raia Drogasil SA	339,410	1,261,759
Rede D'Or Sao Luiz SA(c)	214,380	1,727,010
Rumo SA	352,568	1,043,296
Suzano SA	177,674	1,614,603
Telefonica Brasil SA	250,693	1,492,989
TIM SA/Brazil	258,500	1,167,105
TOTVS SA	181,827	1,499,580
Ultrapar Participacoes SA	216,546	861,764
Vale SA	906,932	11,001,289
Vibra Energia SA	267,822	1,184,800
WEG SA	425,546	3,330,047
XP Inc., Class A	94,620	1,723,976
		79,735,050
Canada — 2.9%
Agnico Eagle Mines Ltd.	126,496	20,345,063
Alamos Gold Inc., Class A	106,562	3,285,260
Alimentation Couche-Tard Inc.	199,233	10,125,363
AltaGas Ltd.	74,514	2,187,260
ARC Resources Ltd.	142,554	2,629,405
AtkinsRealis Group Inc.	40,459	2,853,231
Bank of Montreal	185,466	23,039,279
Bank of Nova Scotia (The)	317,282	20,809,790
Barrick Mining Corp.	441,617	14,496,486
BCE Inc.	23,695	541,629
Bombardier Inc., Class B(a)	22,611	3,159,301
Brookfield Asset Management Ltd., Class A	103,904	5,620,617
Brookfield Corp., Class A	519,197	23,909,974
Brookfield Renewable Corp.	31,825	1,377,786
CAE Inc.(a)	79,815	2,241,000
Cameco Corp.	110,529	11,296,016
Canadian Imperial Bank of Commerce	240,743	19,947,056
Canadian National Railway Co.	135,732	13,015,291

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Canadian Natural Resources Ltd.	533,731	$17,074,978
Canadian Pacific Kansas City Ltd.	236,749	17,036,880
Canadian Tire Corp. Ltd., Class A, NVS	13,362	1,532,407
Canadian Utilities Ltd., Class A, NVS	69,313	1,941,189
CCL Industries Inc., Class B, NVS	39,942	2,228,129
Celestica Inc.(a)	29,261	10,073,979
Cenovus Energy Inc.	344,720	5,825,007
CGI Inc.	53,078	4,619,230
Constellation Software Inc.	5,301	13,950,601
Descartes Systems Group Inc. (The)(a)	18,573	1,640,325
Dollarama Inc.	73,176	9,511,758
Element Fleet Management Corp.	97,503	2,629,880
Emera Inc.	76,068	3,616,423
Empire Co. Ltd., NVS	33,415	1,135,236
Enbridge Inc.	556,843	25,965,229
Fairfax Financial Holdings Ltd.	5,312	8,624,222
First Quantum Minerals Ltd.(a)	175,019	3,633,777
FirstService Corp.	8,309	1,322,639
Fortis Inc./Canada	124,665	6,266,360
Franco-Nevada Corp.	48,141	8,992,521
George Weston Ltd.	43,273	2,631,151
GFL Environmental Inc.	61,931	2,707,646
Gildan Activewear Inc.	34,748	2,026,337
Great-West Lifeco Inc.	70,441	2,986,291
Hydro One Ltd.(c)	93,350	3,443,011
iA Financial Corp. Inc.	26,367	3,112,417
IGM Financial Inc.	14,973	575,946
Imperial Oil Ltd.	49,731	4,398,510
Intact Financial Corp.	47,090	8,784,112
Ivanhoe Mines Ltd., Class A(a)(b)	187,779	1,878,393
Keyera Corp.	53,580	1,581,939
Kinross Gold Corp.	333,506	7,756,562
Loblaw Companies Ltd.	150,610	5,985,527
Lundin Gold Inc.(b)	27,499	1,869,473
Lundin Mining Corp.	164,740	2,649,841
Magna International Inc.	70,150	3,314,063
Manulife Financial Corp.	432,016	13,981,110
Metro Inc./CN	56,005	3,733,134
National Bank of Canada	99,957	11,167,703
Nutrien Ltd.	124,408	6,775,892
Open Text Corp.	74,617	2,862,743
Pan American Silver Corp.	103,454	3,643,811
Pembina Pipeline Corp.	143,367	5,423,730
Power Corp. of Canada	141,537	6,630,053
RB Global Inc.	48,061	4,768,578
Restaurant Brands International Inc.	79,260	5,205,826
Rogers Communications Inc., Class B, NVS	91,755	3,590,911
Royal Bank of Canada	361,032	52,890,268
Saputo Inc.	78,047	1,885,860
Shopify Inc., Class A(a)	312,168	54,276,346
Stantec Inc.	28,572	3,164,096
Sun Life Financial Inc.	145,683	8,861,158
Suncor Energy Inc.	307,448	12,242,680
TC Energy Corp.	264,005	13,247,779
Teck Resources Ltd., Class B	119,050	5,107,296
TELUS Corp.	118,813	1,737,446
TFI International Inc.	19,003	1,707,703
Thomson Reuters Corp.	41,214	6,313,084
TMX Group Ltd.	66,514	2,453,224
Toromont Industries Ltd.	18,455	2,217,284
Toronto-Dominion Bank (The)	441,868	36,280,717
Tourmaline Oil Corp.	95,050	4,180,696
Security	Shares	Value
Canada (continued)
Wheaton Precious Metals Corp.	114,080	$11,017,173
Whitecap Resources Inc.	312,807	2,328,405
WSP Global Inc.	31,483	6,018,931
		677,915,433
Chile — 0.0%
Banco de Chile	10,085,241	1,769,879
Banco de Credito e Inversiones SA	25,196	1,293,091
Banco Santander Chile	18,580,000	1,342,463
Cencosud SA	324,539	1,006,448
Empresas CMPC SA	321,350	464,083
Empresas Copec SA	131,685	940,703
Enel Americas SA	4,639,203	438,596
Enel Chile SA	7,801,320	595,931
Falabella SA	170,213	1,068,177
Latam Airlines Group SA	67,383,490	1,531,405
		10,450,776
China — 3.1%
3SBio Inc.(c)	462,000	1,838,136
AAC Technologies Holdings Inc.	220,500	1,133,457
Advanced Micro-Fabrication Equipment Inc./China, Class A	14,200	557,080
AECC Aviation Power Co. Ltd., Class A	40,800	223,840
Agricultural Bank of China Ltd., Class A	1,558,900	1,741,934
Agricultural Bank of China Ltd., Class H	6,626,000	5,054,823
Aier Eye Hospital Group Co. Ltd., Class A	134,900	231,816
Akeso Inc.(a)(c)	172,000	2,504,473
Alibaba Group Holding Ltd.	4,390,876	93,432,292
Alibaba Health Information Technology Ltd.(a)	1,682,000	1,254,580
Aluminum Corp. of China Ltd., Class H	1,232,000	1,566,510
Anhui Conch Cement Co. Ltd., Class A	65,892	214,528
Anhui Conch Cement Co. Ltd., Class H	314,500	937,670
Anhui Gujing Distillery Co. Ltd., Class A	16,300	368,489
ANTA Sports Products Ltd.	335,000	3,496,773
APT Medical Inc., Class A	2,230	86,433
Autohome Inc., ADR	18,963	477,868
Avary Holding Shenzhen Co. Ltd., Class A	53,200	391,584
AviChina Industry & Technology Co. Ltd., Class H	898,000	457,436
Baidu Inc., Class A(a)	563,010	8,521,848
Bank of Beijing Co. Ltd., Class A	515,100	404,207
Bank of China Ltd., Class A	717,600	565,356
Bank of China Ltd., Class H	18,069,000	10,231,451
Bank of Communications Co. Ltd., Class A	1,116,700	1,126,313
Bank of Communications Co. Ltd., Class H	2,230,000	1,980,909
Bank of Hangzhou Co. Ltd., Class A	159,900	352,410
Bank of Jiangsu Co. Ltd., Class A	374,400	566,572
Bank of Nanjing Co. Ltd., Class A	227,600	361,356
Bank of Ningbo Co. Ltd., Class A	125,900	501,110
Bank of Shanghai Co. Ltd., Class A	374,200	498,506
Baoshan Iron & Steel Co. Ltd., Class A	545,700	564,779
Beijing Enterprises Holdings Ltd.	82,000	359,806
Beijing Enterprises Water Group Ltd.	1,340,000	430,689
Beijing Kingsoft Office Software Inc., Class A	11,000	554,350
Beijing Tong Ren Tang Co. Ltd., Class A	76,500	363,830
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,055,300	768,439
BeOne Medicines Ltd., Class H(a)	211,234	5,078,551
Bilibili Inc., Class Z(a)(b)	54,348	1,641,472
BOC Aviation Ltd.(c)	70,100	614,475
BOE Technology Group Co. Ltd., Class A	742,500	423,227
Bosideng International Holdings Ltd.	1,128,000	690,239
BYD Co. Ltd., Class A	124,100	1,757,320

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
BYD Co. Ltd., Class H	913,200	$11,798,529
BYD Electronic International Co. Ltd.(b)	215,500	1,011,692
Cambricon Technologies Corp. Ltd., Class A(a)	8,600	1,659,779
CGN Power Co. Ltd., Class H(c)	3,897,000	1,543,958
China CITIC Bank Corp. Ltd., Class H	2,139,000	2,040,832
China CITIC Financial Asset Management Co. Ltd., Class H(a)(c)	2,514,000	333,273
China Coal Energy Co. Ltd., Class H	695,000	979,007
China Communications Services Corp. Ltd., Class H	582,000	348,800
China Construction Bank Corp., Class A	433,600	556,050
China Construction Bank Corp., Class H	24,485,260	24,241,408
China CSSC Holdings Ltd., Class A	126,200	636,561
China Eastern Airlines Corp. Ltd., Class A(a)	642,100	432,870
China Everbright Bank Co. Ltd., Class A	1,264,800	593,017
China Feihe Ltd.(c)	1,185,000	632,448
China Galaxy Securities Co. Ltd., Class A	263,900	651,352
China Galaxy Securities Co. Ltd., Class H	846,500	1,217,777
China Gas Holdings Ltd.(b)	772,600	794,654
China Hongqiao Group Ltd.	680,500	2,583,718
China International Capital Corp. Ltd., Class H(c)	500,400	1,361,362
China Life Insurance Co. Ltd., Class A	76,900	474,840
China Life Insurance Co. Ltd., Class H	1,855,000	5,849,725
China Literature Ltd.(a)(b)(c)	121,000	651,851
China Longyuan Power Group Corp. Ltd., Class H	699,000	647,348
China Mengniu Dairy Co. Ltd.	844,000	1,535,870
China Merchants Bank Co. Ltd., Class A	433,900	2,492,277
China Merchants Bank Co. Ltd., Class H	900,788	5,646,619
China Merchants Port Holdings Co. Ltd.	444,000	859,368
China Merchants Securities Co. Ltd., Class A	222,600	541,602
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	138,100	183,156
China Minsheng Banking Corp. Ltd., Class A	1,847,500	1,013,981
China Minsheng Banking Corp. Ltd., Class H	13,500	6,916
China National Building Material Co. Ltd., Class H	1,060,000	751,177
China National Nuclear Power Co. Ltd., Class A	465,400	586,628
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	56,800	405,133
China Oilfield Services Ltd., Class H	670,000	654,088
China Overseas Land & Investment Ltd.	956,000	1,604,353
China Pacific Insurance Group Co. Ltd., Class A	127,097	633,399
China Pacific Insurance Group Co. Ltd., Class H	678,200	2,749,457
China Petroleum & Chemical Corp., Class A	910,500	699,378
China Petroleum & Chemical Corp., Class H	5,541,200	2,947,387
China Power International Development Ltd.	1,783,000	768,648
China Railway Group Ltd., Class H	1,507,000	764,469
China Resources Beer Holdings Co. Ltd.	444,000	1,518,715
China Resources Gas Group Ltd.	284,000	780,949
China Resources Land Ltd.	840,500	3,036,674
China Resources Microelectronics Ltd., Class A	40,200	286,376
China Resources Mixc Lifestyle Services Ltd.(b)(c)	178,000	931,317
China Resources Power Holdings Co. Ltd.	612,000	1,463,475
China Ruyi Holdings Ltd.(a)	1,812,000	645,931
China Shenhua Energy Co. Ltd., Class A	198,200	1,182,667
China Shenhua Energy Co. Ltd., Class H	736,500	3,835,090
China State Construction Engineering Corp. Ltd., Class A	670,877	511,374
China State Construction International Holdings Ltd.	428,000	486,876
China Taiping Insurance Holdings Co. Ltd.	459,000	1,044,072
China Three Gorges Renewables Group Co. Ltd., Class A	535,300	319,335
Security	Shares	Value
China (continued)
China Tourism Group Duty Free Corp. Ltd., Class A	48,692	$520,126
China Tower Corp. Ltd., Class H(c)	1,111,000	1,605,002
China United Network Communications Ltd., Class A	563,800	429,259
China Vanke Co. Ltd., Class A(a)	258,396	227,500
China Vanke Co. Ltd., Class H(a)(b)	477,100	270,297
China Yangtze Power Co. Ltd., Class A	396,810	1,565,435
Chongqing Changan Automobile Co. Ltd., Class A	137,100	238,475
Chongqing Rural Commercial Bank Co. Ltd., Class H	597,000	490,934
Chongqing Zhifei Biological Products Co. Ltd., Class A	57,450	165,998
Chow Tai Fook Jewellery Group Ltd.	523,600	1,024,801
CITIC Ltd.	1,030,000	1,591,999
CITIC Securities Co. Ltd., Class A	224,423	926,282
CITIC Securities Co. Ltd., Class H	422,025	1,606,686
CMOC Group Ltd., Class A	353,800	847,178
CMOC Group Ltd., Class H	942,000	2,039,390
Contemporary Amperex Technology Co. Ltd., Class A	78,500	4,285,846
Contemporary Amperex Technology Co. Ltd., Class H(b)	13,900	994,712
Cosco Shipping Energy Transportation Co. Ltd., Class A	251,400	474,521
Cosco Shipping Holdings Co. Ltd., Class H	725,800	1,258,705
CRRC Corp. Ltd., Class A	376,900	405,354
CRRC Corp. Ltd., Class H	1,296,000	983,426
CSC Financial Co. Ltd., Class A	116,800	429,551
CSPC Pharmaceutical Group Ltd.	2,081,120	2,049,887
Daqin Railway Co. Ltd., Class A	451,100	362,830
East Money Information Co. Ltd., Class A	274,360	982,818
Eastroc Beverage Group Co. Ltd., Class A	13,520	531,307
ENN Energy Holdings Ltd.	195,600	1,704,315
Eoptolink Technology Inc. Ltd., Class A	21,140	1,014,262
Far East Horizon Ltd.	462,000	414,998
Foshan Haitian Flavouring & Food Co. Ltd., Class A	125,621	672,293
Fosun International Ltd.	643,500	408,196
Founder Securities Co. Ltd., Class A	306,900	354,633
Foxconn Industrial Internet Co. Ltd., Class A	236,200	2,378,571
Fuyao Glass Industry Group Co. Ltd., Class H(c)	202,800	1,806,001
Ganfeng Lithium Group Co. Ltd., Class A	29,500	285,940
GCL Technology Holdings Ltd.(a)(b)	5,760,000	1,006,903
GD Power Development Co. Ltd., Class A	770,300	572,026
GDS Holdings Ltd., Class A(a)	268,600	1,196,735
Geely Automobile Holdings Ltd.	1,604,000	3,805,185
Genscript Biotech Corp.(a)(b)	390,000	809,501
Giant Biogene Holding Co. Ltd.(b)(c)	81,600	391,050
Great Wall Motor Co. Ltd., Class H	725,000	1,411,644
Gree Electric Appliances Inc. of Zhuhai, Class A	92,300	515,373
Guangdong Haid Group Co. Ltd., Class A	69,500	569,671
Guangdong Investment Ltd.	1,022,000	970,882
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	66,500	245,936
Guotai Haitong Securities Co. Ltd.	355,532	967,798
Guotai Haitong Securities Co. Ltd., Class H(c)	477,112	914,208
H World Group Ltd., ADR(b)	53,255	2,055,643
Haidilao International Holding Ltd.(b)(c)	529,000	871,745
Haier Smart Home Co. Ltd., Class A	105,500	397,260
Haier Smart Home Co. Ltd., Class A	671,000	2,182,014
Haisco Pharmaceutical Group Co. Ltd., Class A	23,400	186,163

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Haitian International Holdings Ltd.	196,000	$535,577
Hansoh Pharmaceutical Group Co. Ltd.(c)	322,000	1,478,206
Henan Shuanghui Investment & Development Co. Ltd., Class A	92,100	332,788
Hengan International Group Co. Ltd.	226,500	793,268
Hengli Petrochemical Co. Ltd., Class A	311,600	785,338
Hithink RoyalFlush Information Network Co. Ltd., Class A	10,900	555,105
Horizon Robotics(a)	1,243,800	1,408,616
Hua Hong Semiconductor Ltd.(a)(c)	182,000	1,865,534
Huaneng Power International Inc., Class H	1,526,000	1,260,644
Huatai Securities Co. Ltd., Class H(c)	348,400	875,908
Huaxia Bank Co. Ltd., Class A	365,100	349,027
Hygon Information Technology Co. Ltd., Class A	37,144	1,196,059
Iflytek Co. Ltd., Class A	68,700	536,439
Industrial & Commercial Bank of China Ltd., Class A	1,196,591	1,307,524
Industrial & Commercial Bank of China Ltd., Class H	16,819,260	13,031,545
Industrial Bank Co. Ltd., Class A	351,500	998,682
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	175,100	674,088
Inner Mongolia Yitai Coal Co. Ltd., Class B	185,900	362,585
Innovent Biologics Inc.(a)(c)	364,500	4,088,813
J&T Global Express Ltd.(a)	590,800	758,070
JD Health International Inc.(a)(c)	317,300	2,476,826
JD Logistics Inc.(a)(c)	415,000	676,534
JD.com Inc., Class A	609,926	10,069,863
Jiangsu Expressway Co. Ltd., Class H	524,000	637,927
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	118,518	1,066,172
Jiangsu Yanghe Distillery Co. Ltd., Class A	37,000	367,726
Jiangxi Copper Co. Ltd., Class H	375,000	1,564,665
Kanzhun Ltd., ADR	93,036	2,061,678
KE Holdings Inc., Class A	507,527	2,878,524
Kingdee International Software Group Co. Ltd.(a)	843,000	1,590,441
Kingsoft Corp. Ltd.(b)	283,800	1,237,122
Kuaishou Technology(c)	671,900	6,238,144
Kunlun Energy Co. Ltd.	1,192,000	1,095,669
Kweichow Moutai Co. Ltd., Class A	19,732	3,963,382
Laopu Gold Co. Ltd., Class H(b)	7,000	616,182
Legend Biotech Corp., ADR(a)	18,110	586,764
Lenovo Group Ltd.	1,764,000	2,573,408
Lens Technology Co. Ltd., Class A	174,800	721,518
Li Auto Inc., Class A(a)	308,176	3,197,964
Li Ning Co. Ltd.	652,500	1,418,676
Longfor Group Holdings Ltd.(b)(c)	555,000	685,554
LONGi Green Energy Technology Co. Ltd., Class A(a)	226,820	671,899
Luxshare Precision Industry Co. Ltd., Class A	151,340	1,338,872
Luzhou Laojiao Co. Ltd., Class A	35,100	662,646
Meitu Inc.(c)	990,000	1,099,489
Meituan, Class B(a)(b)(c)	1,254,820	16,516,885
Midea Group Co. Ltd., Class A	84,900	910,681
Midea Group Co. Ltd., Class H	57,500	621,534
MINISO Group Holding Ltd.	100,424	536,935
MMG Ltd.(a)	1,000,800	888,162
Muyuan Foods Co. Ltd., Class A	94,612	668,611
NARI Technology Co. Ltd., Class A	186,620	634,967
NAURA Technology Group Co. Ltd., Class A	17,415	994,964
NetEase Cloud Music Inc.(a)(b)(c)	19,900	617,917
NetEase Inc.	441,090	12,377,304
Security	Shares	Value
China (continued)
New China Life Insurance Co. Ltd., Class H	252,000	$1,592,541
New Hope Liuhe Co. Ltd., Class A	257,500	351,717
New Oriental Education & Technology Group Inc.(a)	314,630	1,881,410
Ningbo Tuopu Group Co. Ltd., Class A	44,080	459,187
Ningxia Baofeng Energy Group Co. Ltd., Class A	184,200	477,003
NIO Inc., Class A(a)(b)	465,115	3,363,025
Nongfu Spring Co. Ltd., Class H(c)	459,200	3,052,554
OmniVision Integrated Circuits Group Inc.	26,900	493,530
Orient Overseas International Ltd.(b)	40,000	692,237
Orient Securities Co. Ltd., Class A	285,400	436,433
PDD Holdings Inc., ADR(a)	181,410	24,466,767
People's Insurance Co. Group of China Ltd. (The), Class H	2,442,000	2,193,184
PetroChina Co. Ltd., Class A	349,400	449,287
PetroChina Co. Ltd., Class H	5,294,000	5,472,504
PICC Property & Casualty Co. Ltd., Class H	1,876,000	4,432,094
Ping An Bank Co. Ltd., Class A	422,400	671,194
Ping An Insurance Group Co. of China Ltd., Class A	195,700	1,589,232
Ping An Insurance Group Co. of China Ltd., Class H	1,708,000	12,339,158
Poly Developments and Holdings Group Co. Ltd., Class A	251,999	259,223
Pop Mart International Group Ltd.(c)	135,400	3,851,470
Postal Savings Bank of China Co. Ltd., Class A	1,020,500	823,867
Postal Savings Bank of China Co. Ltd., Class H(c)	1,333,000	939,246
Qfin Holdings, Inc.	26,692	644,612
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	160,500	558,310
Range Intelligent Computing Technology Group Co. Ltd., Class A	31,800	225,380
Rockchip Electronics Co. Ltd., Class A	11,900	303,154
Rongsheng Petrochemical Co. Ltd., Class A	207,500	296,815
SAIC Motor Corp. Ltd., Class A	166,013	387,863
Sanan Optoelectronics Co. Ltd., Class A	178,600	348,011
Sany Heavy Industry Co. Ltd., Class A	180,400	560,580
SDIC Power Holdings Co. Ltd., Class A	289,200	582,690
Seres Group Co. Ltd., Class A	26,100	569,152
SF Holding Co. Ltd., Class A	105,100	594,923
Shaanxi Coal Industry Co. Ltd., Class A	163,300	520,328
Shandong Gold Mining Co. Ltd., Class A	43,200	217,790
Shandong Gold Mining Co. Ltd., Class H(c)	262,250	1,099,384
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	701,200	490,832
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	6,800	102,651
Shanghai Electric Group Co. Ltd., Class A(a)	318,600	416,386
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	120,100	491,989
Shanghai Pudong Development Bank Co. Ltd., Class A	519,365	838,501
Shanghai Rural Commercial Bank Co. Ltd., Class A	176,600	211,466
Shanghai United Imaging Healthcare Co. Ltd., Class A	20,344	399,433
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	28,600	765,190
Shenwan Hongyuan Group Co. Ltd., Class A	992,700	762,313
Shenzhen Inovance Technology Co. Ltd., Class A	25,300	273,345
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	29,900	902,677
Shenzhen Transsion Holdings Co. Ltd., Class A	36,640	392,201
Shenzhou International Group Holdings Ltd.	213,700	1,844,617

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	4,376	$229,251
Sichuan Chuantou Energy Co. Ltd., Class A	185,100	382,502
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	45,900	225,439
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(a)(b)	12,300	707,075
Sino Biopharmaceutical Ltd.	2,916,000	2,656,277
Sinopharm Group Co. Ltd., Class H	329,600	821,550
Sinotruk Hong Kong Ltd.	143,000	477,739
Smoore International Holdings Ltd.(c)	536,000	902,691
Sungrow Power Supply Co. Ltd., Class A	33,880	902,642
Sunny Optical Technology Group Co. Ltd.(b)	187,000	1,807,111
TAL Education Group, ADR(a)(b)	105,117	1,288,734
TBEA Co. Ltd., Class A	286,200	786,740
Tencent Holdings Ltd.	1,640,300	133,237,793
Tencent Music Entertainment Group, ADR	147,579	3,293,963
Tingyi Cayman Islands Holding Corp.	502,000	688,758
Tongcheng Travel Holdings Ltd.	336,800	926,809
TravelSky Technology Ltd., Class H	444,000	584,303
Trip.com Group Ltd.	158,076	11,124,032
Tsingtao Brewery Co. Ltd., Class A	80,600	743,142
Tsingtao Brewery Co. Ltd., Class H	62,000	419,029
Victory Giant Technology Huizhou Co. Ltd., Class A	14,000	575,057
Vipshop Holdings Ltd., ADR	90,092	1,575,709
Wanhua Chemical Group Co. Ltd., Class A	83,653	735,270
Want Want China Holdings Ltd.	1,672,000	1,080,491
Weichai Power Co. Ltd., Class H	649,000	1,341,028
Wens Foodstuff Group Co. Ltd., Class A	221,416	564,367
Wharf Holdings Ltd. (The)	278,000	730,548
Wuliangye Yibin Co. Ltd., Class A	84,400	1,409,846
WuXi AppTec Co. Ltd., Class A	85,359	1,190,533
WuXi AppTec Co. Ltd., Class H(c)	49,412	690,440
Wuxi Biologics Cayman Inc.(a)(c)	921,500	4,297,962
WuXi XDC Cayman Inc.(a)	76,000	734,191
XCMG Construction Machinery Co. Ltd., Class A	448,500	669,878
Xiaomi Corp., Class B(a)(c)	4,384,400	24,324,259
Xinjiang Daqo New Energy Co. Ltd., Class A(a)	78,600	330,639
Xinyi Solar Holdings Ltd.(b)	1,544,000	711,470
XPeng Inc., Class A(a)	323,734	3,771,553
Yadea Group Holdings Ltd.(c)	446,000	697,286
Yankuang Energy Group Co. Ltd., Class A	212,510	439,067
Yankuang Energy Group Co. Ltd., Class H	717,600	985,153
Yihai Kerry Arawana Holdings Co. Ltd., Class A	49,969	225,483
Yunnan Baiyao Group Co. Ltd., Class A	82,500	656,317
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,692	542,331
Zhaojin Mining Industry Co. Ltd., Class H	444,500	1,655,113
Zhejiang Expressway Co. Ltd., Class H	728,640	711,303
Zhejiang Juhua Co. Ltd., Class A	68,200	338,167
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(c)	138,300	1,035,961
Zhejiang NHU Co. Ltd., Class A	108,200	369,171
Zhongji Innolight Co. Ltd., Class A	19,600	1,292,464
Zhongjin Gold Corp. Ltd., Class A	185,300	574,737
Zhuzhou CRRC Times Electric Co. Ltd., Class H	216,100	1,098,246
Zijin Mining Group Co. Ltd., Class A	323,900	1,383,885
Zijin Mining Group Co. Ltd., Class H	1,434,000	5,932,475
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	402,000	460,956
ZTE Corp., Class H(b)	243,600	1,028,975
ZTO Express Cayman Inc.	98,445	1,816,191
		741,400,789
Security	Shares	Value
Colombia — 0.0%
Interconexion Electrica SA ESP	51,571	$334,471
Czech Republic — 0.0%
CEZ A/S	38,792	2,375,977
Komercni Banka AS	22,975	1,175,311
		3,551,288
Denmark — 0.4%
AP Moller - Maersk A/S, Class A	840	1,731,370
AP Moller - Maersk A/S, Class B, NVS	921	1,893,509
Carlsberg A/S, Class B	23,452	2,757,475
Coloplast A/S, Class B	32,740	2,961,150
Danske Bank A/S	170,851	7,635,878
Demant A/S(a)	24,815	825,598
DSV A/S	51,951	11,086,773
Genmab A/S(a)	16,556	4,722,231
Novo Nordisk A/S, Class B	824,314	40,582,356
Novonesis Novozymes B, Class B	93,426	5,583,101
Orsted A/S(a)(c)	148,972	2,667,976
Pandora A/S	20,177	2,699,858
Rockwool AS, Class B	19,997	685,211
Tryg A/S	97,324	2,398,937
Vestas Wind Systems A/S	248,428	5,080,875
		93,312,298
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	636,678	1,421,713
Talaat Moustafa Group	191,013	232,554
		1,654,267
Finland — 0.2%
Elisa OYJ	34,340	1,513,165
Fortum OYJ	113,096	2,522,032
Kesko OYJ, Class B	67,405	1,421,882
Kone OYJ, Class B	84,329	5,634,276
Metso OYJ	151,115	2,478,134
Neste OYJ	107,233	2,221,939
Nokia OYJ	1,337,865	9,125,974
Orion OYJ, Class B	27,418	1,914,680
Sampo OYJ, Class A	634,305	7,070,171
Stora Enso OYJ, Class R	158,524	1,845,878
UPM-Kymmene OYJ	134,982	3,621,877
Wartsila OYJ Abp	137,193	4,488,557
		43,858,565
France — 2.3%
Accor SA	49,260	2,505,997
Aeroports de Paris SA	5,652	775,347
Air Liquide SA	147,530	28,552,789
Airbus SE	151,549	37,367,593
Alstom SA(a)	93,250	2,331,957
Amundi SA(c)	12,544	929,916
ArcelorMittal SA	120,832	4,612,888
Arkema SA	12,406	736,453
AXA SA	458,853	19,908,900
BioMerieux	10,445	1,344,800
BNP Paribas SA	261,394	20,247,044
Bollore SE	226,871	1,263,304
Bouygues SA	57,257	2,584,473
Bureau Veritas SA	94,646	3,110,298
Capgemini SE	42,314	6,509,814
Carrefour SA	152,565	2,297,773
Cie de Saint-Gobain SA	115,945	11,253,854
Cie Generale des Etablissements Michelin SCA	182,428	5,827,738
Covivio SA/France	9,045	580,308

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Credit Agricole SA	270,665	$4,885,874
Danone SA	159,949	14,126,155
Dassault Aviation SA	6,070	1,956,028
Dassault Systemes SE	168,124	4,784,428
Edenred SE	67,452	1,938,851
Eiffage SA	22,211	2,733,058
Engie SA	443,408	10,381,490
EssilorLuxottica SA	75,707	27,725,314
Eurofins Scientific SE	30,731	2,167,441
Euronext NV(c)	16,361	2,338,179
FDJ UNITED	24,748	721,085
Gecina SA	12,822	1,191,565
Getlink SE	91,469	1,669,604
Hermes International SCA	7,883	19,506,160
Ipsen SA	10,773	1,513,943
Kering SA	18,775	6,667,319
Klepierre SA	40,707	1,555,681
Legrand SA	69,540	12,008,703
L'Oreal SA	61,328	25,592,868
LVMH Moet Hennessy Louis Vuitton SE	64,887	45,863,597
Orange SA	438,715	7,017,845
Pernod Ricard SA	52,389	5,131,005
Publicis Groupe SA	59,407	5,954,311
Renault SA	52,493	2,039,835
Rexel SA	39,582	1,372,505
Safran SA	91,876	32,645,226
Sanofi SA	283,718	28,701,702
Sartorius Stedim Biotech	7,262	1,736,848
Schneider Electric SE	138,697	39,518,906
Societe Generale SA	182,065	11,546,673
Sodexo SA	22,760	1,260,231
STMicroelectronics NV	165,771	4,070,653
Teleperformance SE	15,714	1,122,114
Thales SA	24,527	6,993,942
TotalEnergies SE	530,855	33,143,943
Unibail-Rodamco-Westfield, New	32,924	3,404,447
Veolia Environnement SA	172,337	5,695,238
Vinci SA	131,328	17,560,688
		550,984,701
Germany — 2.0%
adidas AG	44,455	8,405,657
Allianz SE, Registered	98,397	39,540,008
BASF SE	222,503	10,978,703
Bayer AG, Registered	247,749	7,706,106
Bayerische Motoren Werke AG	68,915	6,425,968
Beiersdorf AG	24,228	2,568,508
Brenntag SE	33,603	1,866,268
Commerzbank AG	199,804	7,285,430
Continental AG	26,245	2,005,430
Covestro AG, NVS(a)	51,478	3,595,769
CTS Eventim AG & Co. KGaA	14,657	1,313,140
Daimler Truck Holding AG	119,756	4,800,139
Delivery Hero SE, Class A(a)(c)	49,602	1,259,878
Deutsche Bank AG, Registered	469,180	16,796,723
Deutsche Boerse AG	48,014	12,159,063
Deutsche Lufthansa AG, Registered	169,000	1,481,605
Deutsche Post AG, Registered	248,582	11,421,436
Deutsche Telekom AG, Registered	885,926	27,441,709
E.ON SE	580,225	10,795,884
Evonik Industries AG	54,246	909,057
Fresenius Medical Care AG	53,689	2,882,414
Fresenius SE & Co. KGaA	104,875	6,034,817
Security	Shares	Value
Germany (continued)
GEA Group AG	47,631	$3,406,932
Hannover Rueck SE	15,066	4,301,018
Heidelberg Materials AG	34,072	7,993,411
Henkel AG & Co. KGaA	27,572	2,058,898
Hensoldt AG(b)	15,754	1,679,339
Infineon Technologies AG	333,179	13,224,839
Knorr-Bremse AG	17,547	1,632,713
LEG Immobilien SE	17,912	1,365,149
Mercedes-Benz Group AG	180,559	11,715,487
Merck KGaA	33,206	4,349,773
MTU Aero Engines AG	14,042	6,136,706
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	33,611	20,794,920
Nemetschek SE	16,892	1,951,879
QIAGEN NV	54,570	2,568,613
Rational AG	1,343	985,223
Rheinmetall AG	11,725	23,048,819
RWE AG	161,948	7,972,784
SAP SE	266,814	69,390,945
Scout24 SE(c)	22,255	2,573,708
Siemens AG, Registered	193,437	54,819,505
Siemens Energy AG(a)	176,123	21,942,337
Siemens Healthineers AG(c)	81,705	4,579,560
Symrise AG, Class A	35,827	2,962,857
Talanx AG(a)	14,789	1,800,876
Vonovia SE	193,239	5,807,943
Zalando SE(a)(c)	56,267	1,576,746
		468,314,692
Greece — 0.1%
Alpha Bank SA	635,608	2,491,716
Eurobank Ergasias Services and Holdings SA	733,696	2,759,873
Hellenic Telecommunications Organization SA	56,482	1,060,664
Jumbo SA	35,297	1,120,467
National Bank of Greece SA	197,989	2,910,145
OPAP SA	53,509	1,107,105
Piraeus Financial Holdings SA	230,295	1,798,652
Public Power Corp. SA	57,244	994,166
		14,242,788
Hong Kong — 0.4%
AIA Group Ltd.	2,728,200	26,547,377
BOC Hong Kong Holdings Ltd.	894,500	4,395,321
CK Asset Holdings Ltd.	470,016	2,325,284
CK Infrastructure Holdings Ltd.	153,500	998,419
CLP Holdings Ltd.(b)	420,500	3,586,598
Futu Holdings Ltd., ADR	16,186	3,221,661
Galaxy Entertainment Group Ltd.	575,000	2,864,839
Hang Seng Bank Ltd.	191,600	3,735,232
Henderson Land Development Co. Ltd.	342,003	1,203,081
HKT Trust & HKT Ltd., Class SS	910,000	1,328,756
Hong Kong & China Gas Co. Ltd.	2,644,040	2,460,681
Hong Kong Exchanges & Clearing Ltd.	302,200	16,470,772
Hongkong Land Holdings Ltd.	317,200	1,938,193
Jardine Matheson Holdings Ltd.	41,800	2,454,269
Link REIT	630,760	3,284,755
MTR Corp. Ltd.(b)	422,000	1,548,186
Power Assets Holdings Ltd.	372,000	2,363,220
Sands China Ltd.	669,600	1,745,149
Sino Land Co. Ltd.	988,000	1,227,230
SITC International Holdings Co. Ltd.	441,000	1,624,263
Sun Hung Kai Properties Ltd.	381,000	4,636,307
Swire Pacific Ltd., Class A	105,500	871,358

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Techtronic Industries Co. Ltd.	362,000	$4,222,370
WH Group Ltd.(c)	1,950,000	1,875,737
Wharf Real Estate Investment Co. Ltd.	476,200	1,355,369
		98,284,427
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	119,126	1,047,929
OTP Bank Nyrt	64,503	6,157,160
Richter Gedeon Nyrt	25,206	776,447
		7,981,536
India — 1.7%
ABB India Ltd.	12,142	713,669
Adani Enterprises Ltd.	40,860	1,140,719
Adani Ports & Special Economic Zone Ltd.	125,577	2,053,697
Adani Power Ltd.(a)	976,100	1,733,630
Alkem Laboratories Ltd.	10,529	652,529
Ambuja Cements Ltd.	174,969	1,112,626
APL Apollo Tubes Ltd.	44,160	890,692
Apollo Hospitals Enterprise Ltd.	28,123	2,433,812
Ashok Leyland Ltd.	693,814	1,104,891
Asian Paints Ltd.	92,500	2,617,956
Astral Ltd.	24,610	401,790
AU Small Finance Bank Ltd.(c)	92,751	916,412
Aurobindo Pharma Ltd.	80,474	1,032,308
Avenue Supermarts Ltd.(a)(c)	38,735	1,811,144
Axis Bank Ltd.	610,399	8,470,815
Bajaj Auto Ltd.	18,509	1,853,121
Bajaj Finance Ltd.	703,475	8,262,035
Bajaj Finserv Ltd.	111,834	2,628,441
Bajaj Holdings & Investment Ltd.	5,533	766,739
Balkrishna Industries Ltd.	12,175	312,362
Bank of Baroda	195,520	612,731
Bharat Electronics Ltd.	919,065	4,407,115
Bharat Forge Ltd.	71,325	1,063,489
Bharat Heavy Electricals Ltd.	293,479	876,765
Bharat Petroleum Corp. Ltd.	436,334	1,750,442
Bharti Airtel Ltd.	641,859	14,863,004
Bosch Ltd.	1,868	782,760
Britannia Industries Ltd.	28,435	1,869,534
BSE Ltd.	31,026	866,731
CG Power & Industrial Solutions Ltd.	169,196	1,402,821
Cholamandalam Investment and Finance Co. Ltd.	115,509	2,207,381
Cipla Ltd.	126,411	2,137,588
Coal India Ltd.	439,082	1,920,771
Colgate-Palmolive India Ltd.	32,670	825,277
Container Corp. of India Ltd.	92,980	570,938
Coromandel International Ltd.	29,971	716,685
Cummins India Ltd.	31,387	1,534,488
Dabur India Ltd.	149,060	818,319
Divi's Laboratories Ltd.	36,184	2,747,046
Dixon Technologies India Ltd.	9,056	1,579,358
DLF Ltd.	179,939	1,531,783
Dr Reddy's Laboratories Ltd.	159,941	2,152,046
Eicher Motors Ltd.	37,305	2,941,962
Eternal Ltd.(a)	670,045	2,391,336
FSN E-Commerce Ventures Ltd.(a)	290,678	811,170
GAIL India Ltd.	626,740	1,289,403
GMR Airports Infrastructure Ltd.(a)	684,743	723,669
Godrej Consumer Products Ltd.	97,207	1,224,269
Godrej Properties Ltd.(a)	30,995	798,062
Grasim Industries Ltd.	71,500	2,327,205
Havells India Ltd.	78,627	1,323,186
Security	Shares	Value
India (continued)
HCL Technologies Ltd.	265,923	$4,614,067
HDFC Asset Management Co. Ltd.(c)	22,373	1,355,187
HDFC Bank Ltd.	2,879,516	32,016,881
HDFC Life Insurance Co. Ltd.(c)	234,373	1,930,496
Hero MotoCorp Ltd.	30,377	1,896,141
Hindalco Industries Ltd.	353,424	3,370,891
Hindustan Aeronautics Ltd.	47,470	2,500,669
Hindustan Petroleum Corp. Ltd.	236,197	1,263,625
Hindustan Unilever Ltd.	205,970	5,720,249
Hitachi Energy India Ltd.	3,439	688,132
Hyundai Motor India Ltd.	41,119	1,129,020
ICICI Bank Ltd.	1,371,764	20,785,840
ICICI Lombard General Insurance Co. Ltd.(c)	63,914	1,434,957
ICICI Prudential Life Insurance Co. Ltd.(c)	83,778	557,545
IDFC First Bank Ltd.	927,687	854,184
Indian Hotels Co. Ltd., Class A	207,149	1,729,701
Indian Oil Corp. Ltd.	694,818	1,296,615
Indian Railway Catering & Tourism Corp. Ltd.	69,841	565,172
Indus Towers Ltd.(a)	301,100	1,233,884
IndusInd Bank Ltd.(a)	138,880	1,243,347
Info Edge India Ltd.	108,991	1,691,068
Infosys Ltd.	843,375	14,052,390
InterGlobe Aviation Ltd.(c)	52,912	3,352,433
ITC Ltd.	812,207	3,844,605
Jindal Stainless Ltd.	95,343	809,039
Jindal Steel Ltd.	97,795	1,174,116
Jio Financial Services Ltd.	752,024	2,599,165
JSW Energy Ltd.	121,017	718,609
JSW Steel Ltd.	184,835	2,509,857
Jubilant Foodworks Ltd.	118,201	795,573
Kalyan Jewellers India Ltd.	118,749	681,090
Kotak Mahindra Bank Ltd.	273,056	6,468,365
Larsen & Toubro Ltd.	164,594	7,468,360
Lodha Developers Ltd.(c)	81,250	1,097,546
LTIMindtree Ltd.(c)	28,261	1,807,769
Lupin Ltd.	72,394	1,602,633
Mahindra & Mahindra Ltd.	237,537	9,327,617
Mankind Pharma Ltd.	32,286	866,643
Marico Ltd.	148,901	1,207,021
Maruti Suzuki India Ltd.	33,893	6,172,442
Max Healthcare Institute Ltd.	199,857	2,584,123
Mphasis Ltd.	20,885	649,167
MRF Ltd.	466	826,473
Muthoot Finance Ltd.	30,645	1,098,015
Nestle India Ltd.	161,717	2,317,810
NHPC Ltd., NVS	760,656	726,171
NMDC Ltd.	860,631	734,199
NTPC Ltd.	1,048,986	3,978,797
Oberoi Realty Ltd.	28,764	575,884
Oil & Natural Gas Corp. Ltd.	873,140	2,512,676
Oil India Ltd.	98,094	478,988
Oracle Financial Services Software Ltd.	5,503	527,402
Page Industries Ltd.	1,783	827,098
PB Fintech Ltd.(a)	86,933	1,745,085
Persistent Systems Ltd., NVS	28,138	1,872,531
Petronet LNG Ltd.	121,914	386,035
Phoenix Mills Ltd. (The)	49,690	941,770
PI Industries Ltd.	23,399	942,778
Pidilite Industries Ltd.	82,364	1,340,478
Polycab India Ltd.	11,997	1,040,595
Power Finance Corp. Ltd.	363,261	1,649,426
Power Grid Corp. of India Ltd.	1,155,745	3,749,796

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Prestige Estates Projects Ltd.	39,100	$767,919
Punjab National Bank	599,907	829,930
Rail Vikas Nigam Ltd.	105,808	391,289
REC Ltd.	325,036	1,371,661
Reliance Industries Ltd.	1,540,222	25,772,289
Samvardhana Motherson International Ltd.	1,021,906	1,211,967
SBI Cards & Payment Services Ltd.	61,797	611,661
SBI Life Insurance Co. Ltd.(c)	115,349	2,537,917
Shree Cement Ltd.	2,849	907,868
Shriram Finance Ltd.	341,416	2,879,161
Siemens Ltd.	22,438	781,732
Solar Industries India Ltd.	6,869	1,073,218
SRF Ltd.	40,714	1,343,841
State Bank of India	474,371	5,008,151
Sun Pharmaceutical Industries Ltd.	236,503	4,508,418
Sundaram Finance Ltd.	15,287	791,899
Supreme Industries Ltd.	16,086	689,774
Suzlon Energy Ltd.(a)	2,609,296	1,742,420
Swiggy Ltd.(a)	188,351	868,817
Tata Communications Ltd.	27,944	590,117
Tata Consultancy Services Ltd.	226,647	7,800,444
Tata Consumer Products Ltd.	162,375	2,130,127
Tata Elxsi Ltd.	10,900	669,491
Tata Motors Ltd. /new, NVS(a)	495,297	1,454,848
Tata Motors Passenger Vehicles Limited	502,330	2,318,520
Tata Power Co. Ltd. (The)	374,478	1,706,748
Tata Steel Ltd.	1,855,823	3,819,313
Tech Mahindra Ltd.	164,722	2,640,292
Titan Co. Ltd.	90,031	3,799,113
Torrent Pharmaceuticals Ltd.	25,494	1,022,394
Torrent Power Ltd.	42,432	628,647
Trent Ltd.	50,067	2,644,652
Tube Investments of India Ltd.	30,215	1,027,844
TVS Motor Co. Ltd.	76,389	3,016,964
UltraTech Cement Ltd.	27,264	3,666,202
Union Bank of India Ltd.	389,228	651,694
United Spirits Ltd.	46,793	754,518
UPL Ltd.	147,310	1,194,718
Varun Beverages Ltd.	334,972	1,770,123
Vedanta Ltd.	332,007	1,843,150
Vishal Mega Mart Ltd.(a)	540,978	880,574
Vodafone Idea Ltd.(a)	6,064,074	596,494
Voltas Ltd.	61,646	959,986
WAAREE Energies Ltd.	23,282	898,065
Wipro Ltd.	641,330	1,736,841
Yes Bank Ltd.(a)	4,325,549	1,108,118
Zydus Lifesciences Ltd.	47,637	523,324
		393,858,216
Indonesia — 0.1%
Amman Mineral Internasional PT(a)	3,579,300	1,526,755
Astra International Tbk PT	6,077,900	2,247,384
Bank Central Asia Tbk PT	14,218,700	7,279,855
Bank Mandiri Persero Tbk PT	9,426,228	2,670,578
Bank Negara Indonesia Persero Tbk PT	4,514,176	1,186,480
Bank Rakyat Indonesia Persero Tbk PT	18,009,230	4,308,173
Barito Pacific Tbk PT(a)	5,792,464	1,200,454
Chandra Asri Pacific Tbk PT	2,107,641	880,474
Charoen Pokphand Indonesia Tbk PT	2,389,745	670,636
GoTo Gojek Tokopedia Tbk PT(a)	254,810,900	915,401
Indofood Sukses Makmur Tbk PT	1,754,300	780,690
Kalbe Farma Tbk PT	6,437,900	493,797
Petrindo Jaya Kreasi Tbk PT	5,707,600	689,093
Security	Shares	Value
Indonesia (continued)
Sumber Alfaria Trijaya Tbk PT	5,838,000	$704,950
Telkom Indonesia Persero Tbk PT	11,915,200	2,304,812
United Tractors Tbk PT	455,306	736,174
		28,595,706
Ireland — 0.1%
AIB Group PLC	441,908	4,072,768
Bank of Ireland Group PLC	191,777	3,139,959
Kerry Group PLC, Class A	47,258	4,311,005
Kingspan Group PLC	32,843	2,459,227
Ryanair Holdings PLC	216,946	6,568,173
		20,551,132
Israel — 0.2%
Azrieli Group Ltd.	10,219	1,078,126
Bank Hapoalim BM	337,417	6,843,714
Bank Leumi Le-Israel BM	381,553	7,743,988
Check Point Software Technologies Ltd.(a)	22,040	4,312,787
CyberArk Software Ltd.(a)	12,422	6,469,129
Elbit Systems Ltd.	6,961	3,297,276
ICL Group Ltd.	245,113	1,605,610
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	310,079	3,098,862
Mizrahi Tefahot Bank Ltd.	45,943	2,987,102
Monday.com Ltd.(a)(b)	11,034	2,264,618
Nice Ltd.(a)	15,930	2,172,978
Nova Ltd.(a)	7,299	2,535,383
Phoenix Financial Ltd.	42,814	1,648,211
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	292,963	5,999,882
Wix.com Ltd.(a)(b)	14,460	2,104,508
		54,162,178
Italy — 0.7%
Banca Mediolanum SpA	56,833	1,142,597
Banca Monte dei Paschi di Siena SpA	500,162	4,386,663
Banco BPM SpA	296,025	4,312,919
BPER Banca SpA	377,007	4,517,258
CNH Industrial NV	229,149	2,403,773
Davide Campari-Milano NV	176,469	1,228,555
Enel SpA	2,091,521	21,157,319
Eni SpA	523,162	9,646,832
Ferrari NV	31,946	12,793,109
FinecoBank Banca Fineco SpA	144,041	3,295,679
Generali	229,183	8,822,603
Infrastrutture Wireless Italiane SpA(c)	45,609	501,168
Intesa Sanpaolo SpA	3,774,693	24,329,176
Leonardo SpA	102,999	6,059,913
Moncler SpA	53,399	3,203,371
Nexi SpA(c)	146,262	771,183
Poste Italiane SpA(c)	94,911	2,288,295
Prysmian SpA	69,559	7,252,480
Recordati Industria Chimica e Farmaceutica SpA	31,613	1,881,661
Snam SpA	573,874	3,539,434
Stellantis NV	523,758	5,326,538
Telecom Italia SpA/Milano(a)	3,091,893	1,823,112
Tenaris SA, NVS	106,635	2,119,356
Terna - Rete Elettrica Nazionale	425,736	4,365,528
UniCredit SpA	358,559	26,550,085
Unipol Assicurazioni SpA	91,367	2,000,327
		165,718,934
Japan — 4.9%
Advantest Corp.	196,100	29,365,150
Aeon Co. Ltd.	567,800	8,980,723
AGC Inc.	50,400	1,574,648

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Aisin Corp.	134,100	$2,409,803
Ajinomoto Co. Inc.	236,200	6,699,175
ANA Holdings Inc.	37,000	693,461
Asahi Group Holdings Ltd.	351,300	3,787,654
Asahi Kasei Corp.	302,000	2,313,960
Asics Corp.	179,100	4,560,632
Astellas Pharma Inc.	451,800	4,729,274
Bandai Namco Holdings Inc.	153,300	4,771,062
Bridgestone Corp.	146,600	6,399,841
Canon Inc.	225,400	6,472,997
Capcom Co. Ltd.	90,600	2,365,847
Central Japan Railway Co.	192,000	4,700,489
Chiba Bank Ltd. (The)	122,000	1,190,443
Chubu Electric Power Co. Inc.	168,700	2,345,901
Chugai Pharmaceutical Co. Ltd.	171,500	7,849,165
Dai Nippon Printing Co. Ltd.	114,500	1,911,048
Daifuku Co. Ltd.	84,000	2,677,650
Dai-ichi Life Holdings Inc.	890,800	6,252,520
Daiichi Sankyo Co. Ltd.	434,100	10,369,831
Daikin Industries Ltd.	68,600	7,969,949
Daito Trust Construction Co. Ltd.	63,500	1,187,200
Daiwa House Industry Co. Ltd.	142,100	4,821,176
Daiwa Securities Group Inc.	364,200	2,802,866
Denso Corp.	446,300	6,235,606
Disco Corp.	23,500	7,803,949
East Japan Railway Co.	244,500	5,971,911
Eisai Co. Ltd.	65,200	1,936,478
ENEOS Holdings Inc.	677,880	4,276,550
FANUC Corp.	238,100	7,945,735
Fast Retailing Co. Ltd.	48,500	17,805,307
Fuji Electric Co. Ltd.	34,100	2,435,468
FUJIFILM Holdings Corp.	279,300	6,473,248
Fujikura Ltd.	64,200	8,742,372
Fujitsu Ltd.	446,900	11,646,409
Hankyu Hanshin Holdings Inc.	61,500	1,651,519
Hikari Tsushin Inc.	5,400	1,430,386
Hitachi Ltd.	1,171,000	40,000,165
Honda Motor Co. Ltd.	1,011,600	10,224,487
Hoya Corp.	88,800	14,423,962
Hulic Co. Ltd.	124,800	1,289,353
Idemitsu Kosan Co. Ltd.	193,600	1,346,246
IHI Corp.	274,900	5,691,555
Inpex Corp.	219,100	4,042,860
Isuzu Motors Ltd.	129,800	1,592,683
ITOCHU Corp.	302,900	17,544,953
Japan Airlines Co. Ltd.	42,000	756,647
Japan Exchange Group Inc.	270,300	3,014,159
Japan Post Bank Co. Ltd.	462,100	5,177,867
Japan Post Holdings Co. Ltd.	454,100	4,255,394
Japan Post Insurance Co. Ltd.	50,200	1,298,288
Japan Tobacco Inc.	305,000	10,624,029
JFE Holdings Inc.	127,900	1,465,762
Kajima Corp.	118,100	3,807,281
Kansai Electric Power Co. Inc. (The)	237,800	3,709,716
Kao Corp.	119,100	5,040,268
Kawasaki Heavy Industries Ltd.	38,500	3,082,949
Kawasaki Kisen Kaisha Ltd.	86,500	1,239,333
KDDI Corp.	781,000	12,449,412
Keyence Corp.	48,900	18,148,477
Kikkoman Corp.	170,500	1,357,697
Kirin Holdings Co. Ltd.	207,100	2,912,389
Kobe Bussan Co. Ltd.	45,000	1,044,185
Security	Shares	Value
Japan (continued)
Komatsu Ltd.	236,600	$7,914,494
Konami Group Corp.	25,200	4,196,687
Kubota Corp.	251,400	3,254,916
Kyocera Corp.	326,300	4,329,804
Kyowa Kirin Co. Ltd.	55,800	864,009
Lasertec Corp.	22,100	4,487,012
LY Corp.	707,100	2,077,824
M3 Inc.	120,500	1,688,789
Makita Corp.	62,900	1,901,551
Marubeni Corp.	361,300	8,879,316
MatsukiyoCocokara & Co.	84,300	1,527,531
MEIJI Holdings Co. Ltd.	53,300	1,026,022
Minebea Mitsumi Inc.	102,700	2,029,738
Mitsubishi Chemical Group Corp.	306,300	1,599,981
Mitsubishi Corp.	820,300	19,697,576
Mitsubishi Electric Corp.	493,100	14,000,385
Mitsubishi Estate Co. Ltd.	265,200	5,620,086
Mitsubishi HC Capital Inc.	197,300	1,543,412
Mitsubishi Heavy Industries Ltd.	819,200	24,731,378
Mitsubishi UFJ Financial Group Inc.	2,938,300	44,383,806
Mitsui & Co. Ltd.	622,800	15,315,661
Mitsui Fudosan Co. Ltd.	677,300	7,052,319
Mitsui OSK Lines Ltd.	88,500	2,629,478
Mizuho Financial Group Inc.	641,190	21,476,956
MonotaRO Co. Ltd.	75,300	1,050,593
MS&AD Insurance Group Holdings Inc.	335,700	6,920,274
Murata Manufacturing Co. Ltd.	419,700	9,049,115
NEC Corp.	334,200	12,138,156
Nexon Co. Ltd.	80,200	1,635,638
Nidec Corp.	214,000	2,603,690
Nintendo Co. Ltd.	281,200	23,983,516
Nippon Building Fund Inc.	2,142	1,976,461
Nippon Paint Holdings Co. Ltd.	256,100	1,629,058
Nippon Sanso Holdings Corp.	45,500	1,511,137
Nippon Steel Corp.	1,244,270	5,128,915
Nippon Yusen KK	117,300	4,050,760
Nissan Motor Co. Ltd.(a)(b)	580,100	1,325,954
Nissin Foods Holdings Co. Ltd.	51,000	920,644
Nitori Holdings Co. Ltd.	94,600	1,532,728
Nitto Denko Corp.	175,500	4,370,802
Nomura Holdings Inc.	754,700	5,385,614
Nomura Research Institute Ltd.	100,100	3,865,166
NTT Inc.	7,613,800	7,836,531
Obayashi Corp.	178,500	3,019,763
Obic Co. Ltd.	87,100	2,701,935
Olympus Corp.	305,900	3,764,700
Oracle Corp./Japan	8,800	811,270
Oriental Land Co. Ltd./Japan	275,800	5,581,549
ORIX Corp.	298,200	7,294,578
Osaka Gas Co. Ltd.	97,000	3,052,090
Otsuka Corp.	61,600	1,217,836
Otsuka Holdings Co. Ltd.	112,500	6,122,699
Pan Pacific International Holdings Corp.	494,100	2,939,207
Panasonic Holdings Corp.	592,800	6,887,877
Rakuten Group Inc.(a)	386,900	2,531,178
Recruit Holdings Co. Ltd.	341,200	16,919,403
Renesas Electronics Corp.	435,800	5,381,941
Resona Holdings Inc.	525,500	5,066,385
Ryohin Keikaku Co. Ltd.	128,300	2,638,263
Sanrio Co. Ltd.	47,200	2,184,338
SBI Holdings Inc.	76,130	3,402,023
SCREEN Holdings Co. Ltd.	21,100	2,000,231

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
SCSK Corp.	37,200	$1,366,974
Secom Co. Ltd.	100,100	3,383,861
Sekisui Chemical Co. Ltd.	99,600	1,725,499
Sekisui House Ltd.	155,800	3,342,730
Seven & i Holdings Co. Ltd.	531,200	6,756,755
SG Holdings Co. Ltd.	86,200	792,306
Shimadzu Corp.	65,100	1,750,244
Shimano Inc.	20,100	2,105,793
Shin-Etsu Chemical Co. Ltd.	428,800	12,889,268
Shionogi & Co. Ltd.	198,000	3,320,974
Shiseido Co. Ltd.	99,600	1,677,648
SMC Corp.	14,700	5,032,140
SoftBank Corp.	7,291,100	10,360,638
SoftBank Group Corp.	245,400	43,059,975
Sompo Holdings Inc.	226,200	6,893,550
Sony Financial Holdings Inc.(a)	1,569,300	1,582,436
Sony Group Corp.	1,568,200	43,673,710
Subaru Corp.	148,100	3,150,549
Sumitomo Corp.	271,900	7,909,827
Sumitomo Electric Industries Ltd.	186,600	6,802,951
Sumitomo Metal Mining Co. Ltd.	65,000	2,126,308
Sumitomo Mitsui Financial Group Inc.	938,000	25,395,215
Sumitomo Mitsui Trust Group Inc.	167,416	4,598,340
Sumitomo Realty & Development Co. Ltd.	75,600	3,227,892
Suntory Beverage & Food Ltd.	41,700	1,262,245
Suzuki Motor Corp.	392,800	5,864,060
Sysmex Corp.	122,700	1,367,806
T&D Holdings Inc.	121,600	2,611,423
Taisei Corp.	38,100	2,772,207
Takeda Pharmaceutical Co. Ltd.	404,534	10,917,359
TDK Corp.	497,100	8,685,432
Terumo Corp.	335,200	5,410,434
TIS Inc.	59,100	2,036,044
Toho Co. Ltd./Tokyo	28,100	1,647,133
Tokio Marine Holdings Inc.	468,700	17,479,308
Tokyo Electron Ltd.	115,000	25,354,074
Tokyo Gas Co. Ltd.	83,800	2,940,892
Tokyo Metro Co. Ltd.(b)	90,100	947,141
Tokyu Corp.	128,300	1,427,724
Toppan Holdings Inc.	60,500	1,479,699
Toray Industries Inc.	366,400	2,243,258
Toyota Industries Corp.	42,200	4,587,229
Toyota Motor Corp.	2,416,600	49,267,525
Toyota Tsusho Corp.	170,100	5,199,315
Trend Micro Inc./Japan	32,900	1,678,967
Unicharm Corp.	288,300	1,783,752
West Japan Railway Co.	118,200	2,429,261
Yakult Honsha Co. Ltd.	69,600	1,041,968
Yamaha Motor Co. Ltd.	228,000	1,642,686
Yokogawa Electric Corp.	61,400	1,836,747
Yokohama Financial Group, Inc.	269,000	1,954,079
Zensho Holdings Co. Ltd.	24,800	1,544,198
ZOZO Inc.	120,300	1,039,934
		1,153,135,752
Kuwait — 0.1%
Boubyan Bank KSCP	482,940	1,127,253
Kuwait Finance House KSCP	2,774,456	7,262,879
Mabanee Co. KPSC	264,624	868,709
Mobile Telecommunications Co. KSCP	588,279	1,016,671
National Bank of Kuwait SAKP	1,916,380	6,563,116
Security	Shares	Value
Kuwait (continued)
Warba Bank KSCP(a)	558,679	$527,954
		17,366,582
Malaysia — 0.1%
AMMB Holdings Bhd	633,500	861,700
Axiata Group Bhd	352,300	211,261
CELCOMDIGI Bhd(b)	1,068,683	918,639
CIMB Group Holdings Bhd(b)	2,050,400	3,568,315
Gamuda Bhd(b)	990,100	1,189,120
Hong Leong Bank Bhd	198,400	973,578
IHH Healthcare Bhd(b)	665,200	1,309,717
Kuala Lumpur Kepong Bhd	84,400	412,789
Malayan Banking Bhd	1,553,000	3,660,084
Maxis Bhd	808,200	733,389
MISC Bhd	365,300	679,356
MR DIY Group M Bhd(b)(c)	954,000	363,946
Nestle Malaysia Bhd	21,400	577,344
Petronas Chemicals Group Bhd(b)	912,500	848,768
Petronas Gas Bhd	326,900	1,444,042
Press Metal Aluminium Holdings Bhd	1,122,000	1,694,852
Public Bank Bhd(b)	3,644,750	3,669,231
RHB Bank Bhd	406,400	657,015
SD Guthrie Bhd(b)	336,100	423,736
Sunway Bhd	635,500	819,222
Telekom Malaysia Bhd(b)	404,400	704,767
Tenaga Nasional Bhd(b)	766,000	2,426,880
YTL Corp. Bhd(b)	1,083,000	670,882
YTL Power International Bhd(b)	1,011,840	961,772
		29,780,405
Mexico — 0.2%
Alfa SAB de CV, Class A	627,000	472,819
America Movil SAB de CV, Series B, Class B	4,631,610	5,282,655
Arca Continental SAB de CV	115,200	1,115,757
Cemex SAB de CV, NVS	3,827,154	3,889,263
Coca-Cola Femsa SAB de CV	124,900	1,074,576
Fibra Uno Administracion SA de CV	674,500	978,794
Fomento Economico Mexicano SAB de CV	485,700	4,581,844
Gruma SAB de CV, Class B	42,125	714,890
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	77,355	953,234
Grupo Aeroportuario del Pacifico SAB de CV, Class B	95,880	1,998,624
Grupo Aeroportuario del Sureste SAB de CV, Class B	48,625	1,470,881
Grupo Bimbo SAB de CV, Series A, Class A	345,400	1,193,567
Grupo Carso SAB de CV, Series A1, Class A1	184,200	1,316,472
Grupo Comercial Chedraui SA de CV	69,900	506,835
Grupo Financiero Banorte SAB de CV, Class O	682,600	6,424,233
Grupo Financiero Inbursa SAB de CV, Class O	573,700	1,393,296
Grupo Mexico SAB de CV, Series B, Class B	874,428	7,559,847
Industrias Penoles SAB de CV(a)	54,400	2,251,984
Kimberly-Clark de Mexico SAB de CV, Class A	306,900	594,027
Prologis Property Mexico SA de CV	261,150	1,042,857
Wal-Mart de Mexico SAB de CV	1,309,600	4,329,501
		49,145,956
Netherlands — 1.1%
ABN AMRO Bank NV, CVA(c)	153,841	4,596,563
Adyen NV(a)(c)	6,569	11,255,878
Aegon Ltd.	408,013	3,109,355
AerCap Holdings NV	45,734	5,956,396
Akzo Nobel NV	45,061	2,977,862
ASM International NV	11,878	7,706,976

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
ASML Holding NV	100,874	$106,655,024
ASR Nederland NV	35,919	2,397,185
BE Semiconductor Industries NV	20,233	3,449,647
Coca-Cola Europacific Partners PLC	55,638	4,942,324
CVC Capital Partners PLC(c)	49,892	833,276
DSM-Firmenich AG	47,203	3,847,465
EXOR NV, NVS	20,195	1,750,098
Heineken Holding NV	35,351	2,387,290
Heineken NV	71,838	5,562,582
IMCD NV	13,426	1,391,251
ING Groep NV	773,859	19,323,000
InPost SA(a)	53,386	672,474
JDE Peet's NV	41,561	1,512,575
Koninklijke Ahold Delhaize NV	226,762	9,281,505
Koninklijke KPN NV	953,241	4,411,086
Koninklijke Philips NV	194,989	5,341,760
NN Group NV	68,858	4,712,287
Prosus NV	335,336	23,177,905
Randstad NV	27,996	1,097,188
Universal Music Group NV	285,924	7,669,047
Wolters Kluwer NV	61,018	7,479,924
		253,497,923
New Zealand — 0.0%
Auckland International Airport Ltd.	389,104	1,810,970
Contact Energy Ltd.	201,364	1,073,436
Fisher & Paykel Healthcare Corp. Ltd.	158,881	3,373,119
Infratil Ltd.	245,974	1,738,550
Meridian Energy Ltd.	280,071	948,145
		8,944,220
Norway — 0.1%
Aker BP ASA	91,120	2,361,551
DNB Bank ASA	235,746	6,017,516
Equinor ASA	184,234	4,412,643
Gjensidige Forsikring ASA	42,183	1,135,239
Kongsberg Gruppen ASA	115,540	2,945,493
Mowi ASA	105,028	2,308,832
Norsk Hydro ASA	380,951	2,575,442
Orkla ASA	216,170	2,195,490
Salmar ASA	17,034	956,529
Telenor ASA	173,012	2,572,954
Yara International ASA	46,815	1,705,569
		29,187,258
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	49,673	1,131,054
Credicorp Ltd.	17,059	4,452,399
Southern Copper Corp.	24,379	3,383,805
		8,967,258
Philippines — 0.0%
Ayala Corp.	51,850	412,333
Ayala Land Inc.	2,286,800	772,469
Bank of the Philippine Islands	555,538	994,965
BDO Unibank Inc.	592,738	1,344,614
International Container Terminal Services Inc.	210,280	1,896,596
Jollibee Foods Corp.	179,700	661,394
Metropolitan Bank & Trust Co.	517,180	606,380
PLDT Inc.	16,515	313,874
SM Investments Corp.	70,920	878,516
SM Prime Holdings Inc.	3,058,125	1,164,010
		9,045,151
Poland — 0.1%
Allegro.eu SA (a)(c)	137,767	1,286,445
Security	Shares	Value
Poland (continued)
Bank Millennium SA(a)	154,018	$644,683
Bank Polska Kasa Opieki SA	55,661	2,849,942
Budimex SA(b)	3,287	521,843
CCC SA(a)(b)	13,714	561,307
CD Projekt SA	16,970	1,165,966
Dino Polska SA(a)(c)	133,662	1,596,500
KGHM Polska Miedz SA(a)	42,334	2,220,551
LPP SA	303	1,470,816
mBank SA(a)	2,468	657,202
ORLEN SA	135,189	3,664,142
PGE Polska Grupa Energetyczna SA(a)	173,285	525,448
Powszechna Kasa Oszczednosci Bank Polski SA	244,598	5,015,057
Powszechny Zaklad Ubezpieczen SA	158,072	2,527,440
Santander Bank Polska SA	9,521	1,253,881
Zabka Group SA(a)	75,949	441,246
		26,402,469
Portugal — 0.0%
Banco Comercial Portugues SA, Class R	1,987,570	1,754,431
Banco Espirito Santo SA, Registered,NVS(a)(d)(e)	3	—
EDP Renovaveis SA	78,080	1,141,583
EDP SA	791,112	3,932,729
Galp Energia SGPS SA	121,675	2,444,581
Jeronimo Martins SGPS SA	76,638	1,973,813
		11,247,137
Qatar — 0.1%
Al Rayan Bank	1,481,824	951,524
Commercial Bank PSQC (The)	900,003	1,022,198
Dukhan Bank	665,203	634,526
Industries Qatar QSC	447,217	1,558,162
Mesaieed Petrochemical Holding Co.	1,233,545	422,550
Ooredoo QPSC	418,213	1,554,631
Qatar Gas Transport Co. Ltd.	909,529	1,104,879
Qatar Islamic Bank QPSC	493,575	3,323,779
Qatar National Bank QPSC	1,146,039	5,822,186
		16,394,435
Russia — 0.0%
Alrosa PJSC(a)(d)	472,000	58
Mobile TeleSystems PJSC(a)(d)	482,206	60
Moscow Exchange MICEX-RTS PJSC(a)(d)	490,370	61
PhosAgro PJSC(a)(d)	511	5
Polyus PJSC(a)(d)	97,810	1
Rosneft Oil Co. PJSC(a)(d)	352,530	44
Sberbank of Russia PJSC(a)(d)	2,557,600	317
Severstal PAO(a)(d)	47,814	6
TCS Group Holding PLC, GDR(a)(d)(e)	35,279	4
X5 Retail Group NV, GDR(a)(d)	24,002	3
		559
Saudi Arabia — 0.4%
ACWA Power Co.(a)	39,834	2,573,318
Ades Holding Co.	100,970	456,280
Al Rajhi Bank	503,187	14,222,136
Al Rajhi Co. for Co-operative Insurance(a)	6,955	218,648
Alinma Bank	370,656	2,566,471
Almarai Co. JSC	116,445	1,543,852
Arab National Bank	220,060	1,423,241
Arabian Internet & Communications Services Co.	5,133	344,747
Bank AlBilad	174,601	1,379,626
Bank Al-Jazira(a)	189,882	638,584
Banque Saudi Fransi	370,249	1,762,032
Bupa Arabia for Cooperative Insurance Co.	19,939	872,965
Co. for Cooperative Insurance (The)	17,265	627,015

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Dar Al Arkan Real Estate Development Co.(a)	168,874	$777,735
Dr Sulaiman Al Habib Medical Services Group Co.	21,250	1,542,343
Elm Co.	6,069	1,535,325
Etihad Etisalat Co.	104,776	1,890,312
Jabal Omar Development Co.(a)	146,927	692,115
Makkah Construction & Development Co.	24,929	591,933
Mouwasat Medical Services Co.	32,345	662,969
Riyad Bank	441,683	3,207,202
SABIC Agri-Nutrients Co.	66,918	2,184,872
Sahara International Petrochemical Co.	101,323	510,658
SAL Saudi Logistics Services	6,073	285,183
Saudi Arabian Mining Co.(a)	379,947	6,531,955
Saudi Arabian Oil Co.(c)	1,504,507	10,395,378
Saudi Awwal Bank	251,765	2,172,347
Saudi Basic Industries Corp.	235,397	3,831,957
Saudi Electricity Co.	223,911	957,068
Saudi Investment Bank (The)	117,622	431,124
Saudi National Bank (The)	786,992	8,374,034
Saudi Research & Media Group(a)	7,060	323,656
Saudi Tadawul Group Holding Co.	12,524	664,554
Saudi Telecom Co.	469,008	5,649,964
Yanbu National Petrochemical Co.	64,223	590,532
		82,432,131
Singapore — 0.4%
CapitaLand Ascendas REIT	1,130,779	2,448,173
CapitaLand Integrated Commercial Trust	1,748,320	3,178,427
CapitaLand Investment Ltd./Singapore	830,500	1,682,626
DBS Group Holdings Ltd.	540,360	22,372,257
Genting Singapore Ltd.	2,053,900	1,151,311
Grab Holdings Ltd., Class A(a)(b)	564,430	3,392,224
Keppel Ltd.	425,900	3,330,686
Oversea-Chinese Banking Corp. Ltd.	824,100	10,780,380
Sea Ltd., ADR(a)	98,930	15,457,812
Sembcorp Industries Ltd.(b)	272,400	1,364,873
Singapore Airlines Ltd.	314,900	1,603,004
Singapore Exchange Ltd.	176,600	2,291,482
Singapore Technologies Engineering Ltd.(b)	432,300	2,816,459
Singapore Telecommunications Ltd.	1,964,400	6,411,899
United Overseas Bank Ltd.	310,500	8,258,509
Wilmar International Ltd.(b)	425,000	1,021,320
Yangzijiang Shipbuilding Holdings Ltd.	589,000	1,590,745
		89,152,187
South Africa — 0.4%
Absa Group Ltd.	198,253	2,215,256
Anglogold Ashanti PLC	126,553	8,676,954
Bid Corp. Ltd.	101,488	2,510,580
Bidvest Group Ltd. (The)	85,142	1,104,845
Capitec Bank Holdings Ltd.	22,606	5,001,520
Clicks Group Ltd.	54,661	1,152,526
Discovery Ltd.	121,357	1,524,461
E Media Holdings Ltd.	10,386	1,174
FirstRand Ltd.	1,254,227	5,952,431
Gold Fields Ltd.	237,751	9,166,746
Harmony Gold Mining Co. Ltd.	162,826	2,709,191
Impala Platinum Holdings Ltd.	224,703	2,408,139
MTN Group Ltd.	441,873	4,414,537
Naspers Ltd., Class N	204,537	14,365,863
Nedbank Group Ltd.	142,686	1,943,575
NEPI Rockcastle NV	88,615	717,609
Old Mutual Ltd.	1,454,076	1,137,020
OUTsurance Group Ltd.	216,010	909,516
Security	Shares	Value
South Africa (continued)
Pepkor Holdings Ltd.(c)	892,063	$1,360,146
Reinet Investments SCA	31,273	1,000,177
Remgro Ltd.	98,028	972,273
Sanlam Ltd.	437,899	2,297,659
Sasol Ltd.(a)	159,553	998,256
Shoprite Holdings Ltd.	125,063	2,092,258
Sibanye Stillwater Ltd.(a)(b)	730,363	1,938,164
Standard Bank Group Ltd.	326,229	4,797,145
Valterra Platinum Ltd.	65,636	4,059,534
Vodacom Group Ltd.	119,982	971,285
		86,398,840
South Korea — 1.4%
Alteogen Inc.(a)(b)	10,611	3,628,377
Amorepacific Corp.	8,146	689,946
Celltrion Inc.	41,322	5,086,145
Coway Co. Ltd.	17,915	1,120,221
DB Insurance Co. Ltd.	8,850	786,621
Doosan Bobcat Inc.	15,668	661,395
Doosan Co. Ltd.	1,910	1,262,060
Doosan Enerbility Co. Ltd.(a)	116,624	7,217,979
Ecopro BM Co. Ltd.(a)(b)	12,138	1,358,147
Ecopro Co. Ltd.	26,832	1,652,364
Hana Financial Group Inc.	78,820	4,721,994
Hanjin Kal Corp.	6,952	510,241
Hankook Tire & Technology Co. Ltd.(b)	18,903	613,733
Hanmi Semiconductor Co. Ltd.	11,650	1,165,029
Hanwha Aerospace Co. Ltd.	8,558	5,870,143
Hanwha Ocean Co. Ltd.(a)	29,955	2,893,004
Hanwha Systems Co. Ltd.	19,226	808,308
HD Hyundai Co. Ltd.	11,574	1,662,409
HD Hyundai Electric Co. Ltd.	5,995	3,642,239
HD Hyundai Heavy Industries Co. Ltd.	5,270	2,219,337
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,720	3,895,500
HLB Inc.(a)(b)	34,699	1,181,010
HMM Co. Ltd.(b)	73,812	1,062,800
HYBE Co. Ltd.	4,578	1,093,581
Hyosung Heavy Industries Corp.	1,431	2,134,536
Hyundai Glovis Co. Ltd.	11,446	1,512,750
Hyundai Mobis Co. Ltd.	16,456	3,639,038
Hyundai Motor Co.	36,274	7,355,980
Hyundai Rotem Co. Ltd.	18,791	3,040,060
Industrial Bank of Korea	37,236	504,621
Kakao Corp.	79,729	3,633,626
KakaoBank Corp.	42,100	682,389
KB Financial Group Inc.	94,670	7,728,252
Kia Corp.	64,072	5,374,268
Korea Aerospace Industries Ltd.	24,015	1,739,935
Korea Electric Power Corp.	72,087	2,157,854
Korea Investment Holdings Co. Ltd.	10,654	1,358,341
Korea Zinc Co. Ltd.	1,224	886,618
Korean Air Lines Co. Ltd.	35,198	546,211
Krafton Inc.(a)	7,411	1,434,381
KT&G Corp.	26,390	2,483,611
LG Chem Ltd.	13,390	3,724,404
LG Corp.	25,023	1,407,316
LG Display Co. Ltd.(a)	107,533	1,099,378
LG Electronics Inc.	28,458	1,745,421
LG Energy Solution Ltd.(a)	11,660	3,860,007
LG H&H Co. Ltd.	2,907	579,604
LG Uplus Corp.	30,970	331,274
LIG Nex1 Co. Ltd.	3,395	1,236,712

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
LS Electric Co. Ltd.	4,395	$1,334,145
Meritz Financial Group Inc.	23,611	1,829,711
Mirae Asset Securities Co. Ltd.	64,379	1,183,683
NAVER Corp.	35,400	6,634,532
Orion Corp./Republic of Korea(b)	7,240	504,157
POSCO Future M Co. Ltd.(a)	9,124	1,382,437
POSCO Holdings Inc.	17,335	3,770,263
Posco International Corp.	13,678	526,906
Samsung Biologics Co. Ltd.(a)(c)	4,835	4,133,651
Samsung C&T Corp.	24,175	3,825,724
Samsung Electro-Mechanics Co. Ltd.(b)	12,853	2,203,268
Samsung Electronics Co. Ltd.	1,202,761	90,539,256
Samsung Fire & Marine Insurance Co. Ltd.	7,772	2,405,467
Samsung Heavy Industries Co. Ltd.(a)	207,040	4,294,109
Samsung Life Insurance Co. Ltd.	19,955	2,156,522
Samsung SDI Co. Ltd.	15,674	3,531,687
Samsung SDS Co. Ltd.	9,873	1,266,367
Samyang Foods Co. Ltd.	1,066	1,006,688
Shinhan Financial Group Co. Ltd.	100,095	5,141,132
SK Biopharmaceuticals Co. Ltd.(a)	8,921	721,325
SK Hynix, Inc.	138,756	53,989,047
SK Inc.	9,380	1,628,863
SK Innovation Co. Ltd.	14,943	1,349,429
SK Square Co. Ltd.(a)	25,325	4,596,885
SK Telecom Co. Ltd.	14,580	533,801
S-Oil Corp.(a)	11,194	563,440
Woori Financial Group Inc.	157,707	2,807,452
Yuhan Corp.	15,667	1,296,143
		320,155,260
Spain — 0.8%
Acciona SA	4,957	1,097,192
ACS Actividades de Construccion y Servicios SA	50,697	4,162,712
Aena SME SA(c)	162,981	4,426,754
Amadeus IT Group SA	110,324	8,433,243
Banco Bilbao Vizcaya Argentaria SA	1,483,715	29,891,029
Banco de Sabadell SA	1,308,090	4,903,892
Banco Santander SA	3,875,653	39,493,625
Bankinter SA	171,791	2,589,618
CaixaBank SA	1,031,207	10,899,596
Cellnex Telecom SA(c)	134,605	4,190,487
Endesa SA	79,307	2,842,037
Ferrovial SE	130,643	8,016,821
Grifols SA	87,324	1,131,534
Iberdrola SA	1,565,096	31,718,612
Industria de Diseno Textil SA	264,191	14,588,729
International Consolidated Airlines Group SA, Class DI	316,362	1,736,807
Redeia Corp. SA	116,669	2,100,260
Repsol SA	321,979	5,908,106
Telefonica SA	998,358	5,062,846
		183,193,900
Sweden — 0.8%
AddTech AB, Class B	66,154	2,228,774
Alfa Laval AB	79,171	3,762,814
Assa Abloy AB, Class B	256,431	9,663,489
Atlas Copco AB, Class A	703,509	11,788,034
Atlas Copco AB, Class B	370,664	5,544,822
Beijer Ref AB, Class B	111,882	1,767,966
Boliden AB(a)	73,414	3,292,064
Epiroc AB, Class A	207,147	4,367,891
Epiroc AB, Class B	39,308	733,588
Security	Shares	Value
Sweden (continued)
EQT AB	91,675	$3,168,066
Essity AB, Class B	146,449	4,022,606
Evolution AB(c)	36,911	2,459,288
Fastighets AB Balder, Class B(a)	186,118	1,365,151
H & M Hennes & Mauritz AB, Class B	146,418	2,765,268
Hexagon AB, Class B	533,339	6,501,199
Holmen AB, Class B	24,032	908,073
Industrivarden AB, Class A	16,252	675,759
Industrivarden AB, Class C	47,552	1,972,513
Indutrade AB	66,353	1,773,766
Investment AB Latour, Class B	39,962	1,018,208
Investor AB, Class B	447,543	14,736,174
L E Lundbergforetagen AB, Class B	16,751	896,562
Lifco AB, Class B	70,510	2,722,349
Nibe Industrier AB, Class B	380,603	1,481,042
Nordea Bank Abp	803,672	13,748,259
Saab AB, Class B	83,305	4,583,978
Sagax AB, Class B	57,164	1,282,799
Sandvik AB	266,512	8,059,182
Securitas AB, Class B	122,768	1,808,478
Skandinaviska Enskilda Banken AB, Class A	389,843	7,441,937
Skanska AB, Class B	81,911	2,230,601
SKF AB, Class B	91,692	2,350,252
Spotify Technology SA(a)	39,014	25,566,654
Svenska Cellulosa AB SCA, Class B	169,729	2,260,814
Svenska Handelsbanken AB, Class A	363,324	4,741,134
Swedbank AB, Class A	216,491	6,572,836
Swedish Orphan Biovitrum AB(a)	48,029	1,654,755
Tele2 AB, Class B	143,813	2,284,594
Telefonaktiebolaget LM Ericsson, Class B	717,106	7,275,657
Telia Co. AB	633,012	2,491,958
Trelleborg AB, Class B	47,941	2,000,684
Volvo AB, Class B	395,314	10,829,646
		196,799,684
Switzerland — 2.0%
ABB Ltd., Registered	403,939	30,031,862
Alcon AG	125,326	9,341,172
Amrize Ltd.(a)	125,522	6,495,250
Avolta AG, Registered	24,763	1,305,357
Baloise Holding AG, Registered	10,969	2,724,053
Banque Cantonale Vaudoise, Registered	8,778	1,019,184
Barry Callebaut AG, Registered	837	1,088,133
Belimo Holding AG, Registered	2,433	2,625,071
BKW AG	5,428	1,214,827
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	221	3,397,287
Chocoladefabriken Lindt & Spruengli AG, Registered	30	4,595,560
Cie Financiere Richemont SA, Class A, Registered	137,500	27,198,266
EMS-Chemie Holding AG, Registered	1,756	1,202,737
Galderma Group AG	33,003	6,129,053
Geberit AG, Registered	9,051	6,616,496
Givaudan SA, Registered	2,358	9,659,893
Helvetia Holding AG, Registered	8,981	2,206,890
Holcim AG	131,270	11,670,062
Julius Baer Group Ltd.	57,620	3,889,841
Kuehne + Nagel International AG, Registered	12,660	2,428,778
Logitech International SA, Registered	41,510	4,990,270
Lonza Group AG, Registered	18,219	12,580,793
Nestle SA, Registered	657,554	62,828,260
Novartis AG, Registered	483,600	59,851,137
Partners Group Holding AG	5,813	7,118,697

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Roche Holding AG, Bearer	7,647	$2,594,348
Roche Holding AG, NVS	179,036	57,993,372
Sandoz Group AG	105,137	7,010,198
Schindler Holding AG, Participation Certificates, NVS	9,035	3,218,268
Schindler Holding AG, Registered	7,111	2,403,801
SGS SA	39,397	4,442,791
SIG Group AG	71,023	794,090
Sika AG, Registered	38,435	7,532,788
Sonova Holding AG, Registered	12,899	3,518,462
Straumann Holding AG	26,555	3,338,009
Swatch Group AG (The), Bearer	7,277	1,520,795
Swiss Life Holding AG, Registered	7,898	8,572,900
Swiss Prime Site AG, Registered	24,854	3,532,820
Swiss Re AG	75,666	13,816,758
Swisscom AG, Registered	6,532	4,784,838
UBS Group AG, Registered	817,450	31,279,979
VAT Group AG(c)	7,043	3,077,909
Zurich Insurance Group AG	37,158	25,842,312
		467,483,367
Taiwan — 2.2%
Accton Technology Corp.	127,000	4,416,640
Acer Inc.	840,000	818,433
Advantech Co. Ltd.	131,312	1,333,785
Airtac International Group	35,393	1,043,915
Alchip Technologies Ltd.	21,000	2,365,837
ASE Technology Holding Co. Ltd.	837,873	6,703,622
Asia Cement Corp.	754,000	888,699
Asia Vital Components Co. Ltd.	82,000	3,754,013
Asustek Computer Inc.	171,000	3,863,146
AUO Corp.	1,790,400	704,065
Caliway Biopharmaceuticals Co. Ltd.(a)	255,000	1,237,004
Catcher Technology Co. Ltd.	155,000	999,478
Cathay Financial Holding Co. Ltd.	2,511,264	5,211,605
Chailease Holding Co. Ltd.	332,066	1,109,955
Chang Hwa Commercial Bank Ltd.	1,682,159	1,081,854
Cheng Shin Rubber Industry Co. Ltd.	413,000	428,149
China Airlines Ltd.	842,000	545,875
China Steel Corp.	3,018,305	1,821,257
Chunghwa Telecom Co. Ltd.	923,140	3,933,457
Compal Electronics Inc.	1,142,000	1,220,287
CTBC Financial Holding Co. Ltd.	4,350,142	5,907,851
Delta Electronics Inc.	495,000	15,921,114
E Ink Holdings Inc.	213,000	1,463,292
E.Sun Financial Holding Co. Ltd.	3,676,244	3,551,051
Eclat Textile Co. Ltd.	45,000	598,073
Elite Material Co. Ltd.	73,690	3,237,621
eMemory Technology Inc.	18,000	1,159,162
Eva Airways Corp.	729,000	855,749
Evergreen Marine Corp. Taiwan Ltd.	302,000	1,894,481
Far Eastern New Century Corp.	778,000	669,500
Far EasTone Telecommunications Co. Ltd.	445,000	1,336,401
Feng TAY Enterprise Co. Ltd.	152,096	602,019
First Financial Holding Co. Ltd.	2,840,761	2,634,978
Formosa Chemicals & Fibre Corp.	982,000	929,211
Formosa Plastics Corp.	1,068,160	1,319,974
Fortune Electric Co. Ltd.	50,270	1,162,264
Fubon Financial Holding Co. Ltd.	2,130,640	6,305,770
Gigabyte Technology Co. Ltd.	134,000	1,214,755
Global Unichip Corp.	24,000	1,186,558
Globalwafers Co. Ltd.	71,000	1,167,309
Hon Hai Precision Industry Co. Ltd.	3,176,000	26,416,004
Security	Shares	Value
Taiwan (continued)
Hotai Motor Co. Ltd.	78,000	$1,430,007
Hua Nan Financial Holdings Co. Ltd.	2,278,722	2,161,997
Innolux Corp.	2,247,798	968,093
International Games System Co. Ltd.	67,000	1,565,598
Inventec Corp.	706,000	1,047,810
Jentech Precision Industrial Co. Ltd.	24,000	1,645,590
KGI Financial Holding Co. Ltd.	4,159,750	2,145,772
King Slide Works Co. Ltd.	14,000	1,857,265
Largan Precision Co. Ltd.	28,000	2,009,677
Lite-On Technology Corp.	518,000	3,005,170
Lotes Co. Ltd.	26,000	1,159,228
MediaTek Inc.	385,000	16,327,628
Mega Financial Holding Co. Ltd.	3,033,973	3,988,748
Micro-Star International Co. Ltd.	208,000	737,341
Nan Ya Plastics Corp.	1,232,830	1,658,899
Nien Made Enterprise Co. Ltd.	46,000	551,072
Novatek Microelectronics Corp.	161,000	2,051,323
Pegatron Corp.	533,000	1,282,285
PharmaEssentia Corp.	82,120	1,326,728
President Chain Store Corp.	103,000	797,630
Quanta Computer Inc.	711,000	6,895,441
Realtek Semiconductor Corp.	124,000	2,070,634
Shanghai Commercial & Savings Bank Ltd. (The)	1,034,851	1,332,170
Silergy Corp.	100,000	719,479
SinoPac Financial Holdings Co. Ltd.	2,908,589	2,421,089
Synnex Technology International Corp.	325,000	599,161
Taiwan Business Bank	1,864,800	928,870
Taiwan Cooperative Financial Holding Co. Ltd.	2,606,274	2,014,248
Taiwan High Speed Rail Corp.	250,000	222,209
Taiwan Mobile Co. Ltd.	358,000	1,274,070
Taiwan Semiconductor Manufacturing Co. Ltd.	6,289,000	304,133,941
TCC Group Holdings Co. Ltd.	1,677,227	1,203,369
TS Financial Holding Co. Ltd.	5,115,433	3,107,655
Unimicron Technology Corp.	292,000	1,538,997
Uni-President Enterprises Corp.	1,222,600	3,123,645
United Microelectronics Corp.	2,939,000	4,438,557
Vanguard International Semiconductor Corp.	222,737	697,272
Voltronic Power Technology Corp.	20,000	783,516
Wan Hai Lines Ltd.	234,600	625,947
Wistron Corp.	750,000	3,634,739
Wiwynn Corp.	29,000	4,089,567
WPG Holdings Ltd.	415,000	811,646
Yageo Corp.	470,344	3,785,734
Yang Ming Marine Transport Corp.	525,000	979,471
Yuanta Financial Holding Co. Ltd.	2,693,715	3,016,003
Zhen Ding Technology Holding Ltd.	198,000	1,045,542
		526,225,046
Thailand — 0.1%
Advanced Info Service PCL, NVDR	331,000	3,091,916
Airports of Thailand PCL, NVDR(b)	1,286,600	1,640,895
Bangkok Dusit Medical Services PCL, NVDR(b)	3,260,400	1,902,602
Central Pattana PCL, NVDR(b)	993,400	1,647,498
Charoen Pokphand Foods PCL, NVDR	1,540,400	1,004,321
CP ALL PCL, NVDR(b)	1,835,800	2,610,214
CP Axtra PCL, NVDR(b)	905,391	548,397
Delta Electronics Thailand PCL, NVDR(b)	814,800	5,450,041
Gulf Development PCL, NVDR(a)(b)	1,145,976	1,565,280
PTT Exploration & Production PCL, NVDR(b)	447,500	1,482,835
PTT PCL, NVDR(b)	2,518,300	2,394,922
Siam Cement PCL (The), NVDR(b)	232,200	1,464,995

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
True Corp. PCL, NVDR(a)(b)	3,093,090	$1,080,178
		25,884,094
Turkey — 0.0%
Akbank TAS	842,319	1,216,212
Aselsan Elektronik Sanayi Ve Ticaret A/S	362,832	1,754,125
BIM Birlesik Magazalar A/S	132,255	1,693,657
Eregli Demir ve Celik Fabrikalari TAS	897,332	585,845
Ford Otomotiv Sanayi AS	141,790	334,313
Haci Omer Sabanci Holding AS	236,744	458,304
KOC Holding AS	174,031	708,720
Turk Hava Yollari AO	143,267	992,074
Turkcell Iletisim Hizmetleri AS	381,536	903,343
Turkiye Is Bankasi AS, Class C	2,065,879	620,081
Turkiye Petrol Rafinerileri AS	260,913	1,224,736
Yapi ve Kredi Bankasi A/S(a)	721,997	575,971
		11,067,381
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	720,142	2,825,332
Abu Dhabi Islamic Bank PJSC	368,706	2,118,632
Abu Dhabi National Oil Co. for Distribution PJSC	774,855	757,356
ADNOC Drilling Co. PJSC	748,294	1,136,819
Adnoc Gas PLC	1,563,454	1,485,501
Aldar Properties PJSC	1,026,329	2,514,625
Americana Restaurants International PLC - Foreign Co.	919,293	523,101
Dubai Electricity & Water Authority PJSC	1,526,593	1,154,970
Dubai Islamic Bank PJSC	715,845	1,851,759
Emaar Development PJSC	253,066	1,027,969
Emaar Properties PJSC	1,691,120	6,544,032
Emirates NBD Bank PJSC	606,614	4,640,916
Emirates Telecommunications Group Co. PJSC	890,738	4,702,902
First Abu Dhabi Bank PJSC	1,159,171	5,502,592
Multiply Group PJSC(a)	851,375	691,764
Salik Co. PJSC	476,482	775,769
		38,254,039
United Kingdom — 3.2%
3i Group PLC	254,450	14,725,171
Admiral Group PLC	51,122	2,201,170
Anglo American PLC, NVS	274,463	10,383,654
Antofagasta PLC	111,606	4,096,204
Ashtead Group PLC	114,250	7,631,302
Associated British Foods PLC	88,495	2,670,473
AstraZeneca PLC	395,593	65,252,484
Auto Trader Group PLC(c)	262,039	2,688,280
Aviva PLC	780,151	6,856,973
BAE Systems PLC	789,540	19,449,109
Barclays PLC	3,820,078	20,489,448
Barratt Redrow PLC	262,008	1,296,541
BP PLC	4,065,368	23,818,209
British American Tobacco PLC	522,001	26,734,539
BT Group PLC	1,715,672	4,187,222
Bunzl PLC	81,227	2,469,114
Centrica PLC	1,144,849	2,698,181
CK Hutchison Holdings Ltd.	702,016	4,655,399
Coca-Cola HBC AG, Class DI	60,766	2,757,442
Compass Group PLC	420,748	13,926,684
DCC PLC	22,893	1,508,168
Diageo PLC	550,553	12,663,679
Entain PLC	152,049	1,583,697
Experian PLC	236,765	11,043,940
Fresnillo PLC	49,930	1,460,111
Security	Shares	Value
United Kingdom (continued)
Glencore PLC	2,547,189	$12,202,474
GSK PLC	1,015,152	23,768,199
Haleon PLC	2,179,317	10,134,323
Halma PLC	81,615	3,803,130
Hikma Pharmaceuticals PLC	32,578	788,045
HSBC Holdings PLC	4,575,891	64,059,919
Imperial Brands PLC	209,658	8,330,611
Informa PLC	280,635	3,573,412
InterContinental Hotels Group PLC	35,949	4,336,425
Intertek Group PLC	45,271	3,015,412
J Sainsbury PLC	493,420	2,214,271
JD Sports Fashion PLC	565,725	693,231
Kingfisher PLC	578,920	2,347,856
Land Securities Group PLC	214,901	1,756,297
Legal & General Group PLC	1,534,551	4,795,345
Lloyds Banking Group PLC	15,422,784	18,083,021
London Stock Exchange Group PLC	121,301	15,117,291
M&G PLC	549,132	1,901,186
Marks & Spencer Group PLC	510,586	2,668,230
Melrose Industries PLC	321,467	2,648,260
Metlen Energy & Metals PLC(a)	25,139	1,274,965
Mondi PLC, NVS	68,024	760,362
National Grid PLC	1,248,136	18,714,678
NatWest Group PLC, NVS	1,952,169	15,028,797
Next PLC	31,519	5,922,106
NMC Health PLC, NVS(a)(d)	19,275	—
Pearson PLC	183,751	2,557,449
Phoenix Group Holdings PLC	179,126	1,586,847
Prudential PLC	691,403	9,616,089
Reckitt Benckiser Group PLC	171,329	13,104,792
RELX PLC	486,236	21,489,869
Rentokil Initial PLC	627,329	3,501,404
Rio Tinto PLC	298,160	21,494,342
Rolls-Royce Holdings PLC	2,146,453	33,031,324
Sage Group PLC (The)	234,307	3,541,636
Schroders PLC	111,321	555,505
Segro PLC	319,975	2,936,207
Severn Trent PLC	82,659	3,021,599
Shell PLC	1,533,713	57,497,991
Smith & Nephew PLC	229,357	4,235,308
Smiths Group PLC	80,686	2,671,840
Spirax Group PLC	15,539	1,449,364
SSE PLC	259,584	6,539,644
Standard Chartered PLC	536,739	11,017,770
Tesco PLC	1,768,496	10,672,292
Unilever PLC	627,014	37,623,551
United Utilities Group PLC	122,742	1,936,437
Vodafone Group PLC	5,614,485	6,796,743
Whitbread PLC	39,989	1,522,390
Wise PLC, Class A(a)	152,592	1,940,364
WPP PLC	320,750	1,212,008
		756,737,805
United States — 64.7%
3M Co.	136,839	22,783,693
Abbott Laboratories	443,903	54,875,289
AbbVie Inc.	451,870	98,525,735
Accenture PLC, Class A	159,419	39,870,692
Adobe Inc.(a)	108,091	36,784,448
Advanced Micro Devices Inc.(a)	415,925	106,526,711
AECOM	34,731	4,666,110
Affirm Holdings Inc.(a)	68,137	4,897,688
Aflac Inc.	133,995	14,362,925

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Agilent Technologies Inc.	74,710	$10,934,556
Air Products and Chemicals Inc.	56,261	13,648,356
Airbnb Inc., Class A(a)	111,693	14,133,632
Akamai Technologies Inc.(a)	37,920	2,847,792
Albertsons Companies Inc., Class A	85,367	1,510,142
Alexandria Real Estate Equities Inc.	42,868	2,495,775
Align Technology Inc.(a)	18,137	2,500,730
Allegion PLC	23,278	3,858,794
Alliant Energy Corp.	70,365	4,701,789
Allstate Corp. (The)	67,084	12,847,928
Alnylam Pharmaceuticals Inc.(a)	33,326	15,197,989
Alphabet Inc., Class A	1,477,947	415,583,917
Alphabet Inc., Class C, NVS	1,269,075	357,650,716
Altria Group Inc.	432,410	24,379,276
Amazon.com Inc.(a)	2,443,506	596,753,035
Amcor PLC	588,197	4,646,756
Ameren Corp.	67,975	6,934,809
American Electric Power Co. Inc.	135,186	16,257,468
American Express Co.	143,647	51,817,782
American Financial Group Inc./OH	19,787	2,605,552
American Homes 4 Rent, Class A	83,854	2,649,786
American International Group Inc.	146,891	11,598,513
American Tower Corp.	118,991	21,297,009
American Water Works Co. Inc.	49,604	6,370,642
Ameriprise Financial Inc.	25,235	11,425,651
AMETEK Inc.	58,176	11,757,951
Amgen Inc.	136,902	40,855,664
Amphenol Corp., Class A	310,596	43,278,447
Analog Devices Inc.	127,301	29,804,983
Annaly Capital Management Inc.	152,129	3,220,571
Aon PLC, Class A	52,303	17,818,586
Apollo Global Management Inc.	111,248	13,829,239
Apple Inc.	3,823,098	1,033,651,006
Applied Materials Inc.	206,587	48,155,430
AppLovin Corp., Class A(a)	59,431	37,877,159
Aptiv PLC(a)	57,845	4,691,230
Arch Capital Group Ltd.	94,708	8,174,247
Archer-Daniels-Midland Co.	120,161	7,273,345
Ares Management Corp., Class A	55,023	8,182,470
Arista Networks Inc.(a)	274,582	43,298,836
Arthur J Gallagher & Co.	66,569	16,608,300
AT&T Inc.	1,835,488	45,428,328
Atlassian Corp., Class A(a)	42,564	7,211,193
Atmos Energy Corp.	40,129	6,890,952
Autodesk Inc.(a)	54,630	16,462,204
Automatic Data Processing Inc.	103,652	26,980,616
AutoZone Inc.(a)	4,369	16,053,585
AvalonBay Communities Inc.	37,240	6,476,781
Avery Dennison Corp.	21,881	3,826,768
Axon Enterprise Inc.(a)	18,824	13,783,498
Baker Hughes Co., Class A	253,553	12,274,501
Ball Corp.	66,517	3,126,299
Bank of America Corp.	1,829,471	97,785,225
Bank of New York Mellon Corp. (The)	182,486	19,695,714
Baxter International Inc.	125,294	2,314,180
Becton Dickinson & Co.	73,998	13,224,183
Bentley Systems Inc., Class B	43,575	2,214,917
Berkshire Hathaway Inc., Class B(a)	346,112	165,282,324
Best Buy Co. Inc.	52,606	4,321,057
Biogen Inc.(a)	36,410	5,616,971
BioMarin Pharmaceutical Inc.(a)	47,949	2,568,628
Blackrock Inc.(f)	37,699	40,820,854
Security	Shares	Value
United States (continued)
Blackstone Inc., NVS	186,768	$27,387,660
Block Inc.(a)	142,063	10,788,264
Boeing Co. (The)(a)	192,856	38,767,913
Booking Holdings Inc.	8,341	42,353,429
Booz Allen Hamilton Holding Corp., Class A	34,379	2,996,474
Boston Scientific Corp.(a)	379,391	38,212,262
Bristol-Myers Squibb Co.	522,254	24,060,242
Broadcom Inc.	1,143,932	422,831,585
Broadridge Financial Solutions Inc.	30,533	6,729,473
Brown & Brown Inc.	77,575	6,185,831
Brown-Forman Corp., Class B, NVS	42,721	1,163,293
Builders FirstSource Inc.(a)	30,571	3,551,433
Bunge Global SA	34,644	3,277,322
Burlington Stores Inc.(a)	16,344	4,471,555
BXP Inc.	37,186	2,647,271
Cadence Design Systems Inc.(a)	69,940	23,687,979
Camden Property Trust	28,445	2,829,709
Capital One Financial Corp.	162,375	35,720,876
Cardinal Health Inc.	63,136	12,044,455
Carlisle Companies Inc.	10,831	3,520,617
Carlyle Group Inc. (The)	57,786	3,081,150
Carnival Corp.(a)	269,856	7,779,948
Carrier Global Corp.	195,732	11,644,097
Carvana Co., Class A(a)(b)	31,226	9,572,018
Caterpillar Inc.	120,276	69,430,524
Cboe Global Markets Inc.	26,142	6,421,521
CBRE Group Inc., Class A(a)	78,809	12,012,856
CDW Corp.	33,217	5,293,793
Cencora Inc.	47,973	16,205,759
Centene Corp.(a)	129,965	4,596,862
CenterPoint Energy Inc.	173,578	6,637,623
CF Industries Holdings Inc.	41,336	3,442,875
CH Robinson Worldwide Inc.	29,948	4,611,693
Charles Schwab Corp. (The)	441,352	41,716,591
Charter Communications Inc., Class A(a)	22,742	5,317,989
Cheniere Energy Inc.	57,661	12,224,132
Chevron Corp.	500,224	78,895,329
Chipotle Mexican Grill Inc., Class A(a)	349,164	11,065,007
Chubb Ltd.	97,148	26,904,167
Church & Dwight Co. Inc.	61,444	5,388,024
Cigna Group (The)	68,224	16,674,628
Cincinnati Financial Corp.	39,609	6,123,155
Cintas Corp.	92,862	17,018,819
Cisco Systems Inc.	1,018,811	74,485,272
Citigroup Inc.	472,970	47,878,753
Citizens Financial Group Inc.	120,969	6,153,693
Clorox Co. (The)	32,229	3,624,473
Cloudflare Inc., Class A(a)(b)	79,883	20,234,364
CME Group Inc.	92,021	24,430,655
CMS Energy Corp.	77,925	5,731,384
Coca-Cola Co. (The)	1,042,406	71,821,773
Cognizant Technology Solutions Corp., Class A	125,954	9,179,528
Coinbase Global Inc., Class A(a)	51,461	17,691,263
Colgate-Palmolive Co.	196,950	15,174,997
Comcast Corp., Class A	951,032	26,471,976
ConocoPhillips	324,054	28,795,438
Consolidated Edison Inc.	89,484	8,716,636
Constellation Brands Inc., Class A	38,495	5,057,473
Constellation Energy Corp.	79,927	30,132,479
Cooper Companies Inc. (The)(a)	51,707	3,614,836
Copart Inc.(a)	232,085	9,981,976
Corning Inc.	208,409	18,565,074

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Corpay Inc.(a)	17,447	$4,542,326
Corteva Inc.	173,719	10,673,295
CoStar Group Inc.(a)(b)	106,921	7,357,234
Costco Wholesale Corp.	113,460	103,413,117
Coterra Energy Inc.	199,265	4,714,610
CRH PLC	174,815	20,820,466
Crowdstrike Holdings Inc., Class A(a)	63,923	34,710,828
Crown Castle Inc.	112,382	10,139,104
Crown Holdings Inc.	30,879	3,000,821
CSX Corp.	484,098	17,437,210
Cummins Inc.	35,062	15,345,936
CVS Health Corp.	321,924	25,158,361
Danaher Corp.	164,973	35,531,885
Darden Restaurants Inc.	30,356	5,468,633
Datadog Inc., Class A(a)	73,823	12,019,123
DaVita Inc.(a)	11,071	1,317,670
Deckers Outdoor Corp.(a)	40,609	3,309,634
Deere & Co.	65,525	30,248,306
Dell Technologies Inc., Class C	83,154	13,471,780
Delta Air Lines Inc.	39,037	2,239,943
Devon Energy Corp.	156,584	5,087,414
Dexcom Inc.(a)	101,872	5,930,988
Diamondback Energy Inc.	48,480	6,941,851
Dick's Sporting Goods Inc.	16,278	3,604,763
Digital Realty Trust Inc.	85,513	14,572,270
DocuSign Inc., Class A(a)	52,610	3,847,895
Dollar General Corp.	56,235	5,548,145
Dollar Tree Inc.(a)	51,446	5,099,328
Dominion Energy Inc.	219,523	12,883,805
Domino's Pizza Inc.	8,962	3,570,999
DoorDash Inc., Class A(a)	92,087	23,424,170
Dover Corp.	36,219	6,572,300
Dow Inc.	176,775	4,216,084
DR Horton Inc.	70,767	10,549,944
DraftKings Inc., Class A (a)	112,435	3,439,387
DTE Energy Co.	51,975	7,044,691
Duke Energy Corp.	198,687	24,696,794
DuPont de Nemours Inc.	107,101	8,744,797
Dynatrace Inc.(a)	74,779	3,781,574
Eaton Corp. PLC	99,477	37,956,444
eBay Inc.	118,246	9,614,582
Ecolab Inc.	65,578	16,814,199
Edison International	96,669	5,353,529
Edwards Lifesciences Corp.(a)	151,748	12,511,623
Electronic Arts Inc.	61,307	12,265,078
Elevance Health Inc.	57,215	18,148,598
Eli Lilly & Co.	206,158	177,885,492
EMCOR Group Inc.	11,567	7,816,747
Emerson Electric Co.	143,892	20,083,006
Entegris Inc.	38,462	3,521,965
Entergy Corp.	112,134	10,774,956
EOG Resources Inc.	138,186	14,625,606
EQT Corp.	154,277	8,266,162
Equifax Inc.	31,576	6,665,694
Equinix Inc.	25,040	21,184,090
Equitable Holdings Inc.	81,535	4,027,829
Equity LifeStyle Properties Inc.	48,465	2,958,788
Equity Residential	87,390	5,194,462
Erie Indemnity Co., Class A, NVS	6,566	1,921,474
Essential Utilities Inc.	67,743	2,644,009
Essex Property Trust Inc.	17,538	4,415,542
Estee Lauder Companies Inc. (The), Class A	59,498	5,752,862
Security	Shares	Value
United States (continued)
Everest Group Ltd.	10,392	$3,268,492
Evergy Inc.	59,759	4,590,089
Eversource Energy	95,425	7,043,319
Exelon Corp.	255,312	11,774,989
Expand Energy Corp.	59,024	6,097,769
Expedia Group Inc.	32,604	7,172,880
Expeditors International of Washington Inc.	35,971	4,384,865
Extra Space Storage Inc.	54,422	7,267,514
Exxon Mobil Corp.	1,101,492	125,966,625
F5 Inc.(a)	15,514	3,925,818
FactSet Research Systems Inc.	9,813	2,618,108
Fair Isaac Corp.(a)	6,267	10,400,275
Fastenal Co.	294,985	12,138,633
FedEx Corp.	58,867	14,941,622
Ferguson Enterprises Inc.	50,006	12,426,491
Fidelity National Financial Inc.	70,707	3,905,855
Fidelity National Information Services Inc.	137,193	8,577,306
Fifth Third Bancorp	168,868	7,028,286
First Citizens BancShares Inc./NC, Class A	2,620	4,781,028
First Solar Inc.(a)(b)	25,697	6,859,557
FirstEnergy Corp.	139,369	6,387,281
Fiserv Inc.(a)	142,645	9,512,995
Flutter Entertainment PLC, Class DI(a)(b)	45,227	10,519,348
Ford Motor Co.	995,616	13,072,438
Fortinet Inc.(a)	166,447	14,386,014
Fortive Corp.	86,030	4,330,750
Fox Corp., Class A, NVS	56,031	3,622,404
Fox Corp., Class B	36,004	2,102,994
Freeport-McMoRan Inc.	368,310	15,358,527
Gaming and Leisure Properties Inc.	65,954	2,945,506
Garmin Ltd.	41,624	8,905,039
Gartner Inc.(a)	19,323	4,798,674
GE HealthCare Technologies Inc., NVS(a)	114,105	8,552,170
GE Vernova Inc.	69,962	40,937,565
Gen Digital Inc.	146,482	3,861,266
General Dynamics Corp.	58,195	20,071,455
General Electric Co.	272,482	84,183,314
General Mills Inc.	141,478	6,594,290
General Motors Co.	246,190	17,009,267
Genuine Parts Co.	36,121	4,598,565
Gilead Sciences Inc.	318,616	38,167,011
Global Payments Inc.	64,462	5,012,565
GoDaddy Inc., Class A(a)	35,984	4,790,550
Goldman Sachs Group Inc. (The)	78,940	62,312,868
Graco Inc.	43,442	3,552,252
Halliburton Co.	219,984	5,904,371
Hartford Insurance Group Inc. (The)	73,820	9,166,968
HCA Healthcare Inc.	46,399	21,328,692
Healthpeak Properties Inc.	174,833	3,138,252
HEICO Corp.(b)	12,488	3,968,312
HEICO Corp., Class A	18,963	4,697,704
Hershey Co. (The)	37,067	6,287,675
Hewlett Packard Enterprise Co.	340,051	8,304,045
Hilton Worldwide Holdings Inc.	61,534	15,811,777
Hologic Inc.(a)	57,649	4,260,838
Home Depot Inc. (The)	253,819	96,347,154
Honeywell International Inc.	165,451	33,310,250
Hormel Foods Corp.	74,050	1,598,740
Howmet Aerospace Inc.	97,824	20,146,853
HP Inc.	245,603	6,795,835
Hubbell Inc., Class B	13,902	6,533,940
HubSpot Inc.(a)	12,421	6,110,138

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Humana Inc.	30,596	$8,511,501
Huntington Bancshares Inc./Ohio	387,888	5,988,991
Hyatt Hotels Corp., Class A(b)	9,892	1,359,260
IDEX Corp.	20,630	3,537,220
IDEXX Laboratories Inc.(a)	21,171	13,327,356
Illinois Tool Works Inc.	71,655	17,478,088
Illumina Inc.(a)	40,267	4,974,585
Incyte Corp.(a)	44,036	4,116,485
Ingersoll Rand Inc.	105,862	8,080,446
Insulet Corp.(a)	18,150	5,681,132
Intel Corp.(a)	1,117,534	44,690,185
Interactive Brokers Group Inc., Class A	114,590	8,062,552
Intercontinental Exchange Inc.	146,409	21,418,173
International Business Machines Corp.	237,372	72,970,527
International Flavors & Fragrances Inc.	65,192	4,105,140
International Paper Co.	123,850	4,785,564
Intuit Inc.	71,499	47,729,157
Intuitive Surgical Inc.(a)	91,812	49,053,315
Invitation Homes Inc.	148,156	4,170,591
IQVIA Holdings Inc.(a)	43,518	9,419,906
Iron Mountain Inc.	75,703	7,793,624
J M Smucker Co. (The)	25,468	2,637,211
Jabil Inc.	26,827	5,925,816
Jack Henry & Associates Inc.	18,833	2,804,987
Jacobs Solutions Inc., NVS	30,938	4,820,450
JB Hunt Transport Services Inc.	21,548	3,638,595
Johnson & Johnson	615,610	116,270,261
Johnson Controls International PLC	171,986	19,673,479
JPMorgan Chase & Co.	710,316	220,993,514
Kellanova	71,718	5,956,897
Kenvue Inc.	495,183	7,115,780
Keurig Dr Pepper Inc.	332,548	9,032,004
KeyCorp	227,680	4,004,891
Keysight Technologies Inc.(a)	43,949	8,040,909
Kimberly-Clark Corp.	84,455	10,110,108
Kimco Realty Corp.	169,875	3,509,618
Kinder Morgan Inc.	517,828	13,561,915
KKR & Co. Inc.	159,922	18,923,570
KLA Corp.	34,009	41,108,039
Kraft Heinz Co. (The)	226,112	5,591,750
Kroger Co. (The)	159,540	10,151,530
L3Harris Technologies Inc.	47,551	13,746,994
Labcorp Holdings Inc.	21,352	5,422,554
Lam Research Corp.	329,726	51,918,656
Las Vegas Sands Corp.	88,482	5,251,407
Leidos Holdings Inc.	31,605	6,019,804
Lennar Corp., Class A	57,955	7,173,090
Lennox International Inc.	8,211	4,146,555
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	50,868	5,079,170
Linde PLC	120,839	50,546,954
Live Nation Entertainment Inc.(a)	41,473	6,201,458
Lockheed Martin Corp.	53,882	26,503,478
Loews Corp.	47,029	4,682,207
Lowe's Companies Inc.	143,681	34,214,757
LPL Financial Holdings Inc.	19,869	7,496,772
Lululemon Athletica Inc.(a)	27,996	4,774,438
LyondellBasell Industries NV, Class A	64,099	2,975,476
M&T Bank Corp.	43,203	7,943,736
Marathon Petroleum Corp.	80,269	15,645,231
Markel Group Inc.(a)	3,351	6,616,650
Marriott International Inc./MD, Class A	60,073	15,653,822
Security	Shares	Value
United States (continued)
Marsh & McLennan Companies Inc.	125,849	$22,419,999
Martin Marietta Materials Inc.	15,592	9,559,455
Marvell Technology Inc.	222,338	20,841,964
Masco Corp.	57,021	3,692,680
Mastercard Inc., Class A(b)	219,588	121,210,380
McCormick & Co. Inc./MD, NVS	62,096	3,984,079
McDonald's Corp.	182,997	54,611,795
McKesson Corp.	32,016	25,975,861
Medtronic PLC	327,446	29,699,352
MercadoLibre Inc.(a)	11,674	27,168,433
Merck & Co. Inc.	640,198	55,044,224
Meta Platforms Inc., Class A	555,479	360,144,810
MetLife Inc.	149,865	11,962,224
Mettler-Toledo International Inc.(a)	5,395	7,640,885
Microchip Technology Inc.	136,575	8,525,011
Micron Technology Inc.	286,101	64,020,821
Microsoft Corp.	1,806,680	935,516,971
Mid-America Apartment Communities Inc.	29,262	3,752,266
Molina Healthcare Inc.(a)	14,847	2,272,482
Molson Coors Beverage Co., Class B	48,104	2,103,107
Mondelez International Inc., Class A	326,859	18,781,318
MongoDB Inc., Class A(a)	21,063	7,578,889
Monolithic Power Systems Inc.	12,380	12,441,900
Monster Beverage Corp.(a)	185,684	12,409,262
Moody's Corp.	41,890	20,119,767
Morgan Stanley	310,355	50,898,220
Motorola Solutions Inc.	42,895	17,445,825
MSCI Inc., Class A	20,032	11,789,834
Nasdaq Inc.	110,985	9,488,108
Natera Inc.(a)(b)	33,476	6,659,381
NetApp Inc.	51,801	6,101,122
Netflix Inc.(a)	108,781	121,710,710
Neurocrine Biosciences Inc.(a)	26,769	3,833,588
Newmont Corp.	281,197	22,768,521
News Corp., Class A, NVS	100,110	2,652,915
NextEra Energy Inc.	525,944	42,811,842
Nike Inc., Class B	302,480	19,537,183
NiSource Inc.	120,010	5,053,621
Nordson Corp.	12,610	2,924,890
Norfolk Southern Corp.	57,184	16,204,802
Northern Trust Corp.	49,925	6,423,850
Northrop Grumman Corp.	35,186	20,529,272
NRG Energy Inc.	51,002	8,765,204
Nucor Corp.	59,903	8,988,445
Nutanix Inc., Class A(a)	67,314	4,795,449
Nvidia Corp.	6,245,589	1,264,669,317
NVR Inc.(a)	733	5,285,531
NXP Semiconductors NV	64,749	13,540,311
Occidental Petroleum Corp.	179,321	7,388,025
Okta Inc.(a)	42,033	3,847,280
Old Dominion Freight Line Inc.	48,519	6,813,038
Omnicom Group Inc.	51,504	3,863,830
ON Semiconductor Corp.(a)	108,745	5,445,950
ONEOK Inc.	157,995	10,585,665
Oracle Corp.	433,613	113,871,110
O'Reilly Automotive Inc.(a)	220,504	20,824,398
Otis Worldwide Corp.	101,744	9,437,773
Owens Corning	22,804	2,903,177
PACCAR Inc.	131,968	12,985,651
Packaging Corp. of America	22,154	4,336,867
Palantir Technologies Inc., Class A(a)	579,502	116,172,766
Palo Alto Networks Inc.(a)	170,463	37,542,771

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Parker-Hannifin Corp.	32,956	$25,469,385
Paychex Inc.	84,995	9,946,965
Paycom Software Inc.	13,690	2,561,262
PayPal Holdings Inc.(a)	237,195	16,430,498
Pentair PLC	46,307	4,924,749
PepsiCo Inc.	349,933	51,121,712
Pfizer Inc.	1,444,482	35,606,481
PG&E Corp.	555,256	8,861,886
Philip Morris International Inc.	399,661	57,683,072
Phillips 66	102,360	13,935,290
Pinterest Inc., Class A(a)	151,332	5,009,089
PNC Financial Services Group Inc. (The)	100,819	18,404,508
Pool Corp.	9,907	2,645,763
PPG Industries Inc.	57,795	5,649,461
PPL Corp.	188,035	6,867,038
Principal Financial Group Inc.	60,320	5,069,293
Procter & Gamble Co. (The)	597,183	89,798,408
Progressive Corp. (The)	150,038	30,907,828
Prologis Inc.	236,427	29,338,226
Prudential Financial Inc.	90,410	9,402,640
PTC Inc.(a)	31,183	6,191,073
Public Service Enterprise Group Inc.	128,955	10,388,615
Public Storage	39,797	11,085,852
PulteGroup Inc.	49,133	5,889,573
Pure Storage Inc., Class A(a)	81,128	8,007,334
Qualcomm Inc.	276,485	50,016,136
Quanta Services Inc.	37,899	17,021,578
Quest Diagnostics Inc.	28,795	5,066,480
Raymond James Financial Inc.	49,417	7,840,995
Realty Income Corp.	231,760	13,437,445
Reddit Inc., Class A(a)(b)	26,745	5,588,368
Regency Centers Corp.	42,740	2,946,923
Regeneron Pharmaceuticals Inc.	27,099	17,663,128
Regions Financial Corp.	237,875	5,756,575
Reliance Inc.	14,706	4,153,416
Republic Services Inc., Class A	55,619	11,582,101
ResMed Inc.	37,316	9,212,574
Revvity Inc.	32,888	3,077,988
Rivian Automotive Inc., Class A(a)(b)	206,284	2,799,274
Robinhood Markets Inc., Class A(a)	188,159	27,617,978
ROBLOX Corp., Class A(a)	145,275	16,520,673
Rocket Lab Corp.(a)	110,181	6,939,199
Rockwell Automation Inc.	28,690	10,568,248
Rollins Inc.	74,724	4,304,850
Roper Technologies Inc.	26,966	12,030,881
Ross Stores Inc.	84,492	13,427,469
Royal Caribbean Cruises Ltd.	66,248	19,001,914
Royalty Pharma PLC, Class A	98,499	3,697,652
RPM International Inc.	32,463	3,547,557
RTX Corp.	340,995	60,867,607
S&P Global Inc.	80,097	39,024,059
Salesforce Inc.	244,348	63,630,663
Samsara Inc., Class A(a)(b)	68,965	2,770,324
SBA Communications Corp., Class A	28,530	5,462,924
Schlumberger NV	381,905	13,771,494
Seagate Technology Holdings PLC	54,652	13,984,354
Sempra	166,988	15,352,877
ServiceNow Inc.(a)	52,912	48,640,943
Sherwin-Williams Co. (The)	61,204	21,111,708
Simon Property Group Inc.	84,120	14,784,931
Smurfit WestRock PLC	136,928	5,055,382
Snap Inc., Class A, NVS(a)	265,950	2,074,410
Security	Shares	Value
United States (continued)
Snap-on Inc.	13,919	$4,670,520
Snowflake Inc.(a)(b)	81,431	22,383,753
SoFi Technologies Inc.(a)(b)	280,939	8,338,270
Solstice Advanced Materials Inc.(a)(b)	41,362	1,864,185
Solventum Corp.(a)	38,041	2,626,351
Southern Co. (The)	277,663	26,111,429
SS&C Technologies Holdings Inc.	54,518	4,629,669
Starbucks Corp.	290,292	23,475,914
State Street Corp.	74,476	8,613,894
Steel Dynamics Inc.	35,355	5,543,664
STERIS PLC	25,110	5,918,427
Strategy Inc., Class A(a)	66,927	18,037,496
Stryker Corp.	88,023	31,357,314
Sun Communities Inc.	34,047	4,310,350
Super Micro Computer Inc.(a)	133,573	6,940,453
Synchrony Financial	98,911	7,357,000
Synopsys Inc.(a)	47,361	21,493,369
Sysco Corp.	124,561	9,252,391
T Rowe Price Group Inc.	56,491	5,792,022
Take-Two Interactive Software Inc.(a)	47,263	12,116,815
Tapestry Inc.	54,421	5,976,514
Targa Resources Corp.	55,627	8,568,783
Target Corp.	116,611	10,812,172
TE Connectivity PLC, NVS	77,554	19,156,614
Teledyne Technologies Inc.(a)	11,569	6,094,781
Teradyne Inc.	41,034	7,458,340
Tesla Inc.(a)	741,985	338,760,672
Texas Instruments Inc.	232,288	37,505,220
Texas Pacific Land Corp.	5,018	4,733,881
Textron Inc.	48,246	3,898,759
Thermo Fisher Scientific Inc.	96,720	54,877,961
TJX Companies Inc. (The)	285,398	39,995,676
T-Mobile U.S. Inc.	131,079	27,533,144
Toast Inc., Class A(a)(b)	119,387	4,314,646
Tractor Supply Co.	139,400	7,542,934
Trade Desk Inc. (The), Class A(a)	114,149	5,739,412
Tradeweb Markets Inc., Class A	29,512	3,110,270
Trane Technologies PLC	57,870	25,963,375
TransDigm Group Inc.	14,325	18,744,406
TransUnion	50,839	4,127,110
Travelers Companies Inc. (The)	57,445	15,430,876
Trimble Inc.(a)	65,526	5,225,699
Truist Financial Corp.	342,697	15,294,567
Twilio Inc., Class A(a)	40,252	5,429,190
Tyler Technologies Inc.(a)	10,579	5,038,355
Tyson Foods Inc., Class A	69,676	3,582,043
U.S. Bancorp	396,448	18,506,193
Uber Technologies Inc.(a)	509,939	49,209,113
UDR Inc.	81,433	2,743,478
U-Haul Holding Co., NVS	20,379	988,178
Ulta Beauty Inc.(a)	11,605	6,033,207
Union Pacific Corp.	152,294	33,561,029
United Airlines Holdings Inc.(a)	21,161	1,989,980
United Parcel Service Inc., Class B	185,674	17,902,687
United Rentals Inc.	16,614	14,473,785
United Therapeutics Corp.(a)	10,879	4,845,833
UnitedHealth Group Inc.	232,435	79,390,499
Universal Health Services Inc., Class B	15,568	3,378,412
Valero Energy Corp.	81,829	13,874,925
Veeva Systems Inc., Class A(a)	39,625	11,538,800
Ventas Inc.	115,353	8,511,898
Veralto Corp.	61,982	6,116,384

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
VeriSign Inc.	21,751	$5,215,890
Verisk Analytics Inc., Class A	36,649	8,017,335
Verizon Communications Inc.	1,070,787	42,553,075
Vertex Pharmaceuticals Inc.(a)	65,806	28,005,059
Vertiv Holdings Co., Class A	93,424	18,017,753
VICI Properties Inc., Class A	271,227	8,134,098
Visa Inc., Class A	439,136	149,631,201
Vistra Corp.	88,620	16,687,146
Vulcan Materials Co.	33,123	9,589,108
W R Berkley Corp.	77,825	5,552,036
Walmart Inc.	1,123,132	113,638,496
Walt Disney Co. (The)	459,493	51,748,102
Warner Bros Discovery Inc.(a)	600,977	13,491,934
Waste Connections Inc.	66,777	11,197,167
Waste Management Inc.	102,703	20,516,978
Waters Corp.(a)(b)	14,884	5,203,446
Watsco Inc.	8,749	3,219,719
WEC Energy Group Inc.	80,951	9,044,655
Wells Fargo & Co.	824,095	71,671,542
Welltower Inc.	167,613	30,344,658
West Pharmaceutical Services Inc.	18,329	5,170,061
Western Digital Corp.(b)	89,648	13,466,026
Westinghouse Air Brake Technologies Corp.	45,143	9,229,035
Weyerhaeuser Co.	175,844	4,044,412
Williams Companies Inc. (The)	312,370	18,076,852
Williams-Sonoma Inc.	31,664	6,153,582
Willis Towers Watson PLC	26,613	8,332,530
Workday Inc., Class A(a)	54,462	13,066,523
WP Carey Inc.	58,944	3,890,304
WW Grainger Inc.	11,506	11,264,374
Xcel Energy Inc.	144,474	11,726,955
Xylem Inc./New York	62,005	9,353,454
Yum China Holdings Inc.	95,215	4,100,423
Yum! Brands Inc.	69,820	9,649,822
Zebra Technologies Corp., Class A(a)	12,728	3,427,014
Zillow Group Inc., Class C, NVS(a)(b)	41,826	3,136,113
Zimmer Biomet Holdings Inc.	51,146	5,143,242
Zoetis Inc.	114,772	16,537,497
Zoom Video Communications Inc., Class A(a)	60,793	5,302,973
Zscaler Inc.(a)	26,216	8,681,166
		15,292,256,995
Total Common Stocks — 99.5% (Cost: $14,785,337,129)		23,547,379,128
Preferred Stocks
Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	1,484,590	5,011,228
Cia Energetica de Minas Gerais, Preference Shares, NVS	619,587	1,305,982
Cia Paranaense de Energia - Copel, Preference Shares, NVS	271,393	702,198
Gerdau SA, Preference Shares, NVS	365,868	1,288,030
Itau Unibanco Holding SA, Preference Shares, NVS	1,374,536	10,076,618
Itausa SA, Preference Shares, NVS	1,521,275	3,294,241
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	1,249,912	6,911,752
		28,590,049
Security	Shares	Value
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	36,360	$1,769,062
Colombia — 0.0%
Grupo Cibest SA, Preference Shares	156,191	2,281,273
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	16,990	1,471,942
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	28,817	1,507,732
Henkel AG & Co. KGaA, Preference Shares, NVS	41,538	3,365,113
Porsche Automobil Holding SE, Preference Shares, NVS	43,685	1,735,757
Sartorius AG, Preference Shares, NVS	6,837	1,881,050
Volkswagen AG, Preference Shares, NVS	53,821	5,604,744
		15,566,338
India — 0.0%
TVS Motor Co. Ltd., 6.00%	301,352	33,947
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	2,091	317,843
Series 2, Preference Shares, NVS	7,519	1,158,491
Samsung Electronics Co. Ltd., Preference Shares, NVS	215,837	12,737,611
		14,213,945
Total Preferred Stocks — 0.3% (Cost: $51,324,984)		62,454,614
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.5)(a)(d)	5,990	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.8% (Cost: $14,836,662,113)		23,609,833,742
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	154,826,025	154,903,438
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(f)(g)	11,530,000	11,530,000
Total Short-Term Securities — 0.7% (Cost: $166,361,238)		166,433,438
Total Investments — 100.5% (Cost: $15,003,023,351)		23,776,267,180
Liabilities in Excess of Other Assets — (0.5)%		(121,456,020)
Net Assets — 100.0%		$23,654,811,160

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$174,803,880	$—	$(19,900,708)(a)	$(10,354)	$10,620	$154,903,438	154,826,025	$267,583 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	26,220,000	—	(14,690,000)(a)	—	—	11,530,000	11,530,000	266,617	—
BlackRock Inc.	42,267,278	589,836	(1,175,616)	645,105	(1,505,749)	40,820,854	37,699	193,718	—
				$634,751	$(1,495,129)	$207,254,292		$727,918	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	72	12/19/25	$24,746	$714,508
MSCI EAFE Index	63	12/19/25	8,842	72,053
MSCI Emerging Markets Index	62	12/19/25	4,364	181,368
				$967,929
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$16,354,087,329	$7,193,291,240	$559	$23,547,379,128
Preferred Stocks	30,871,322	31,583,292	—	62,454,614
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	166,433,438	—	—	166,433,438
	$16,551,392,089	$7,224,874,532	$559	$23,776,267,180
Derivative Financial Instruments(a)
Assets
Equity Contracts	$967,929	$—	$—	$967,929

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust